T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

February 29, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 52.8%
COMMUNICATION SERVICES 4.8%

Diversified Telecommunication Services 0.4%
KT (KRW)	35,875	707
Nippon Telegraph & Telephone (JPY)	256,300	5,980
Telecom Italia (EUR)	1,566,052	876
Telefonica Deutschland Holding (EUR)	94,732	249
Telstra (AUD)	208,071	469
		8,281
Entertainment 0.5%
Electronic Arts (1)	6,363	645
Netflix (1)	23,881	8,813
Spotify Technology (1)	8,009	1,098
Walt Disney	4,930	580
Zynga, Class A (1)	110,200	739
		11,875
Interactive Media & Services 3.4%
Alphabet, Class A (1)	3,932	5,266
Alphabet, Class C (1)(2)	23,899	32,009
Baidu, ADR (1)	7,200	864
Facebook, Class A (1)(2)	134,010	25,793
IAC/InterActiveCorp (1)	10,932	2,229
JOYY, ADR (1)	22,695	1,225
Match Group (1)	1,101	71
NAVER (KRW)	7,173	1,030
Tencent Holdings (HKD)	239,810	12,159
Z Holdings (JPY)	282,600	1,026
		81,672
Media 0.3%
Cable One	1,006	1,582
Comcast, Class A	26,831	1,085
CyberAgent (JPY)	38,600	1,462
Eutelsat Communications (EUR)	68,690	929
Stroeer (EUR)	15,605	1,168

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
WPP (GBP)	201,995	1,941
		8,167
Wireless Telecommunication Services 0.2%
SoftBank Group (JPY)	30,500	1,417
Vodafone Group, ADR	158,118	2,767
		4,184
Total Communication Services		114,179
CONSUMER DISCRETIONARY 5.9%
Auto Components 0.4%
Aisin Seiki (JPY)	30,300	975
Aptiv	16,883	1,319
Autoliv, SDR (SEK)	18,819	1,284
Gentherm (1)	11,779	480
Magna International	55,600	2,548
Stanley Electric (JPY)	55,900	1,346
Sumitomo Rubber Industries (JPY)	66,700	692
Visteon (1)	5,412	352
		8,996
Automobiles 0.3%
Ferrari	2,606	411
Honda Motor (JPY)	38,300	983
Suzuki Motor (JPY)	39,400	1,585
Toyota Motor (JPY)	65,100	4,275
		7,254
Diversified Consumer Services 0.1%
API Group (1)	33,967	372
API Group, Warrants, 10/10/20 (1)	30,967	36
Bright Horizons Family Solutions (1)	4,658	732
Chegg (1)	6,504	255
Strategic Education	1,000	147
		1,542
Hotels, Restaurants & Leisure 0.8%
Chipotle Mexican Grill (1)	507	392
Chuy's Holdings (1)	12,669	272
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Compass Group (GBP)	83,249	1,834
Denny's (1)	23,700	413
Drive Shack (1)	39,900	114
Dunkin' Brands Group	8,900	592
Fiesta Restaurant Group (1)	16,919	163
Hilton Worldwide Holdings	36,066	3,506
Marriott International, Class A	21,417	2,656
McDonald's	16,390	3,182
OneSpaWorld Holdings	24,086	294
Papa John's International	13,900	801
Red Robin Gourmet Burgers (1)	11,028	303
Restaurant Brands International	3,099	181
Royal Caribbean Cruises	23,810	1,915
Wynn Resorts	10,956	1,183
Yum! Brands	16,949	1,513
		19,314
Household Durables 0.3%
Cavco Industries (1)	1,900	383
Panasonic (JPY)	179,600	1,704
Persimmon (GBP)	54,364	2,010
Skyline Champion (1)	17,131	436
Sony (JPY)	29,600	1,825
Tempur Sealy International (1)	7,400	553
TRI Pointe Group (1)	33,463	513
		7,424
Internet & Direct Marketing Retail 2.8%
A Place for Rover, Acquisition Date: 5/25/18, Cost: $5 (1)(3)(4)	669	4
Alibaba Group Holding, ADR (1)(2)	100,397	20,883
Amazon. com (1)(2)	20,205	38,061
ASOS (GBP) (1)	39,777	1,564
Booking Holdings (1)	2,682	4,548
Trip. com Group, ADR (1)	16,908	513
Zalando (EUR) (1)	30,727	1,373
		66,946

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Multiline Retail 0.3%
Dollar General	32,023	4,813
Dollar Tree (1)	14,989	1,245
Ollie's Bargain Outlet Holdings (1)	17,368	883
Tuesday Morning (1)	55,900	92
		7,033
Specialty Retail 0.5%
Aaron's	20,026	788
Burlington Stores (1)	7,000	1,514
Five Below (1)	2,200	213
Kingfisher (GBP)	661,445	1,623
Michaels (1)	47,400	203
Monro	17,150	962
RH (1)	1,276	232
Ross Stores	46,600	5,069
TJX	14,612	874
		11,478
Textiles, Apparel & Luxury Goods 0.4%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost: $75
(1)(3)(4)	6,830	88
Burberry Group (GBP)	68,154	1,469
Kering (EUR)	2,980	1,680
Lululemon Athletica (1)	9,427	2,050
Moncler (EUR)	52,338	2,060
NIKE, Class B	23,140	2,068
Samsonite International (HKD)	514,800	907
VF	5,006	360
		10,682
Total Consumer Discretionary		140,669
CONSUMER STAPLES 2.1%

Beverages 0.2%
Boston Beer, Class A (1)	3,383	1,255
Constellation Brands, Class A	721	124
Diageo (GBP)	75,645	2,699

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Kirin Holdings (JPY)	56,200	1,068
		5,146
Food & Staples Retailing 0.2%
Grocery Outlet Holding (1)	1,400	44
Performance Food Group (1)	15,091	640
Seven & i Holdings (JPY) (5)	68,900	2,344
Walmart	5,589	602
Welcia Holdings (JPY) (5)	16,900	1,009
		4,639
Food Products 1.1%
BellRing Brands, Class A (1)	8,515	167
Cal-Maine Foods	16,711	583
Collier Creek Holdings (1)	19,525	230
Conagra Brands	37,108	990
Nestle (CHF)	106,702	10,980
Nomad Foods (1)	23,152	427
Post Holdings (1)	9,900	1,003
Sanderson Farms	5,000	618
Simply Good Foods (1)	16,606	366
TreeHouse Foods (1)	17,800	678
Tyson Foods, Class A	128,860	8,741
Wilmar International (SGD)	588,800	1,700
		26,483
Household Products 0.1%
Colgate-Palmolive	30,118	2,035
Kimberly-Clark	2,925	384
		2,419
Personal Products 0.5%
L'Oreal (EUR)	11,895	3,197
Pola Orbis Holdings (JPY)	24,500	466
Unilever (GBP)	134,405	7,226
		10,889

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Tobacco 0.0%
Philip Morris International	13,481	1,104
		1,104
Total Consumer Staples		50,680
ENERGY 1.2%

Energy Equipment & Services 0.1%
Computer Modelling Group (CAD)	22,900	119
Dril-Quip (1)	5,800	207
Liberty Oilfield Services, Class A	38,934	260
Nextier Oilfield Solutions (1)	45,400	212
Worley (AUD)	174,810	1,469
		2,267
Oil, Gas & Consumable Fuels 1.1%
Concho Resources	1,148	78
ConocoPhillips	40,670	1,969
Continental Resources	32,382	614
Diamondback Energy	6,800	422
EOG Resources	91,936	5,816
Equinor (NOK)	139,378	2,147
Kosmos Energy	15,814	48
Magnolia Oil & Gas, Class A (1)	45,900	345
New Fortress Energy (1)	8,653	121
Occidental Petroleum	69,249	2,267
Parsley Energy, Class A	14,160	190
Pioneer Natural Resources	2,097	257
Royal Dutch Shell, Class B, ADR	56,200	2,503
Seven Generations Energy, Class A (CAD) (1)	38,800	159
TC Energy	100,155	5,243
TOTAL (EUR)	94,561	4,087
Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost:
$18 (1)(3)(4)	6	31
Venture Global LNG, Series C, Acquisition Date: 5/25/17 -
3/8/18, Cost: $232 (1)(3)(4)	64	333
		26,630
Total Energy		28,897
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

FINANCIALS 8.2%

Banks 2.9%
ABN AMRO Bank, CVA (EUR)	106,476	1,460
Atlantic Capital Bancshares (1)	12,603	228
Australia & New Zealand Banking Group (AUD)	112,928	1,821
Bank of America	139,999	3,990
BankUnited	22,200	659
Barclays, ADR	40,920	315
BNP Paribas (EUR)	65,158	3,163
Bridge Bancorp	13,200	363
CenterState Bank	24,440	494
Citigroup	74,376	4,720
Columbia Banking System	8,973	298
Commerzbank (EUR)	65,040	376
CrossFirst Bankshares (1)	18,959	251
Danske Bank (DKK)	87,383	1,355
DBS Group Holdings (SGD)	85,742	1,499
DNB (NOK)	176,688	2,959
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost: $41 (1)(3)(4)	4,058	41
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost: $20 (1)(3)(4)	1,993	20
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date:
5/6/19, Cost: $- (1)(3)(4)	605	—
East West Bancorp	9,700	376
Equity Bancshares, Class A (1)	10,300	270
Erste Group Bank (EUR)	23,710	812
FB Financial	15,166	494
Fifth Third Bancorp	112,453	2,744
First Bancshares	10,494	313
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost: $67 (1)(3)(4)	6,708	67
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost: $- (1)(3)(4)	1,212	4
Heritage Commerce	28,666	294
Heritage Financial	13,500	313
Home BancShares	49,500	830
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hope Bancorp	11,300	138
Independent Bank	2,949	199
Independent Bank Group	13,091	606
ING Groep (EUR)	246,580	2,361
Intesa Sanpaolo (EUR)	588,591	1,431
Investors Bancorp	37,000	390
JPMorgan Chase	112,751	13,091
Live Oak Bancshares	15,358	236
Lloyds Banking Group (GBP)	3,238,311	2,102
Mitsubishi UFJ Financial Group (JPY)	501,400	2,450
National Bank of Canada (CAD)	48,800	2,537
Origin Bancorp	14,448	437
Pacific Premier Bancorp	12,400	320
Pinnacle Financial Partners	15,802	832
Professional Holding, Class A (1)	2,559	48
Prosperity Bancshares	8,700	562
Seacoast Banking (1)	27,064	674
Signature Bank	2,900	363
South State	5,707	389
Standard Chartered (GBP)	185,998	1,346
Sumitomo Mitsui Trust Holdings (JPY)	43,097	1,463
Svenska Handelsbanken, A Shares (SEK)	263,434	2,664
Texas Capital Bancshares (1)	5,670	267
Towne Bank	15,800	364
United Overseas Bank (SGD)	123,300	2,201
Webster Financial	10,752	408
Wells Fargo	19,925	814
Western Alliance Bancorp	19,800	912
		70,134
Capital Markets 1.4%
Cboe Global Markets	13,070	1,490
Charles Schwab	38,748	1,579
Close Brothers Group (GBP)	21,127	352
CME Group	12,514	2,488
Conyers Park II Acquisition (1)	19,245	219
E*TRADE Financial	44,059	2,017
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

GAM Holding (CHF) (1)(5)	63,815	216
Goldman Sachs Group	4,820	968
Intercontinental Exchange	30,526	2,724
Macquarie Group (AUD)	27,611	2,455
Morgan Stanley	200,321	9,020
MSCI	560	165
S&P Global	9,443	2,511
State Street	56,825	3,870
TD Ameritrade Holding	42,094	1,778
XP, Class A (1)	9,622	333
		32,185
Consumer Finance 0.2%
American Express	19,767	2,173
Capital One Financial	3,199	282
Encore Capital Group (1)	16,266	604
PRA Group (1)	18,500	718
SLM	28,800	299
		4,076
Diversified Financial Services 0.4%
Challenger (AUD)	273,970	1,649
Element Fleet Management (CAD)	282,599	2,644
Equitable Holdings	172,309	3,688
Mitsubishi UFJ Lease & Finance (JPY)	191,500	1,095
		9,076
Insurance 3.2%
AIA Group (HKD)	167,400	1,678
Allianz (EUR)	15,329	3,339
American International Group	287,877	12,137
Assurant	8,196	988
Aviva (GBP)	309,726	1,419
AXA (EUR)	193,466	4,497
Axis Capital Holdings	12,600	707
Chubb	52,366	7,595
Direct Line Insurance Group (GBP)	431,023	1,718
Hanover Insurance Group	6,400	759

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hartford Financial Services Group	19,061	952
Marsh & McLennan	54,064	5,653
MetLife	55,418	2,367
Munich Re (EUR)	15,020	3,892
PICC Property & Casualty, H Shares (HKD)	2,204,000	2,331
Ping An Insurance Group, H Shares (HKD)	181,000	2,062
ProSight Global (1)	4,316	58
Prudential (GBP)	95,443	1,587
RSA Insurance Group (GBP)	185,591	1,241
Safety Insurance Group	3,987	314
Sampo, A Shares (EUR)	36,760	1,502
Selective Insurance Group	17,100	954
State Auto Financial	9,010	225
Storebrand (NOK)	274,813	1,763
Sun Life Financial (CAD) (5)	75,797	3,275
Tokio Marine Holdings (JPY)	61,800	3,302
Willis Towers Watson	44,128	8,351
Zurich Insurance Group (CHF)	5,067	1,962
		76,628
Thrifts & Mortgage Finance 0.1%
Capitol Federal Financial	27,980	342
Essent Group	8,300	362
Meridian Bancorp	28,407	469
PennyMac Financial Services	21,903	772
Radian Group	21,100	448
Sterling Bancorp	23,074	162
		2,555
Total Financials		194,654
HEALTH CARE 8.2%

Biotechnology 1.4%
AbbVie	105,935	9,080
ACADIA Pharmaceuticals (1)	3,392	145
Acceleron Pharma (1)	4,700	404
Agios Pharmaceuticals (1)	4,109	195
Aimmune Therapeutics (1)	11,283	269
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Alexion Pharmaceuticals (1)	11,288	1,061
Allogene Therapeutics (1)	2,410	65
Amarin, ADR (1)	7,200	106
Amgen	2,273	454
Arcutis Biotherapeutics (1)	1,758	47
Argenx, ADR (1)	4,372	618
Ascendis Pharma, ADR (1)	14,959	1,950
Biogen (1)	10,455	3,224
Blueprint Medicines (1)	7,023	380
Corvus Pharmaceuticals (1)	4,778	16
CRISPR Therapeutics (1)	900	48
CSL (AUD)	4,923	1,006
Enanta Pharmaceuticals (1)	700	35
Forty Seven (1)	1,281	74
G1 Therapeutics (1)	3,996	72
Global Blood Therapeutics (1)	13,012	832
Homology Medicines (1)	6,488	104
IGM Biosciences (1)	2,758	142
Immunomedics (1)	10,800	173
Incyte (1)	1,597	120
Insmed (1)	23,423	583
Iovance Biotherapeutics (1)	2,100	69
Krystal Biotech (1)	1,412	75
Momenta Pharmaceuticals (1)	12,974	367
Orchard Therapeutics, ADR (1)	15,891	205
Principia Biopharma (1)	4,415	285
PTC Therapeutics (1)	3,300	181
Radius Health (1)	24,825	523
Regeneron Pharmaceuticals (1)	510	227
Sage Therapeutics (1)	3,299	155
Scholar Rock Holding (1)	2,896	41
Seattle Genetics (1)	6,372	725
Tricida (1)	5,812	185
Ultragenyx Pharmaceutical (1)	7,773	436
Vertex Pharmaceuticals (1)	31,531	7,064

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Xencor (1)	11,623	378
		32,119
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	3,229	249
Alcon (CHF) (1)	15,624	955
AtriCure (1)	8,000	307
Avanos Medical (1)	16,900	548
Becton Dickinson & Company	34,353	8,170
Boston Scientific (1)	94,331	3,527
Danaher	125,982	18,214
Elekta, B Shares (SEK) (5)	117,734	1,250
Envista Holdings (1)	62,557	1,588
Exact Sciences (1)	9,375	759
GN Store Nord (DKK)	29,970	1,672
ICU Medical (1)	2,337	458
Intuitive Surgical (1)	10,703	5,715
iRhythm Technologies (1)	7,994	695
JAND, Class A, Acquisition Date: 3/9/18, Cost: $90 (1)(3)(4)	5,722	104
Koninklijke Philips (EUR)	133,402	5,713
Medtronic	11,160	1,123
Nevro (1)	3,449	449
NuVasive (1)	6,400	421
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost: $192
(1)(3)(4)	51,080	131
Penumbra (1)	1,400	232
Quidel (1)	14,225	1,099
Stryker	51,452	9,806
Teleflex	347	116
Zimmer Biomet Holdings	13,527	1,842
		65,143
Health Care Providers & Services 1.6%
Acadia Healthcare (1)	16,142	478
Alignment Healthcare Partners, Acquisition Date: 2/28/20, Cost:
$123 (1)(3)(4)	10,153	123
Amedisys (1)	5,384	937
Anthem	25,621	6,587
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Centene (1)	53,066	2,813
Cigna	39,122	7,157
Cross Country Healthcare (1)	18,515	175
CVS Health	9,339	553
Fresenius (EUR)	56,565	2,683
Hanger (1)	28,993	669
HCA Healthcare	21,200	2,693
Molina Healthcare (1)	10,412	1,276
Pennant Group (1)	8,596	233
U. S. Physical Therapy	4,448	464
UnitedHealth Group	40,242	10,260
		37,101
Health Care Technology 0.1%
HMS Holdings (1)	19,300	443
Siemens Healthineers (EUR)	45,863	1,875
Tabula Rasa HealthCare (1)	2,200	124
Veeva Systems, Class A (1)	3,638	517
		2,959
Life Sciences Tools & Services 0.6%
Adaptive Biotechnologies (1)	4,834	136
Agilent Technologies	15,723	1,212
Bruker	18,570	809
Evotec (EUR) (1)(5)	31,596	769
Thermo Fisher Scientific	41,149	11,966
		14,892
Pharmaceuticals 1.8%
Astellas Pharma (JPY)	324,200	5,081
Bausch Health (1)	18,981	420
Bayer (EUR)	60,264	4,383
Cara Therapeutics (1)	6,273	94
Catalent (1)	20,425	1,053
Elanco Animal Health (1)	103,519	2,836
GlaxoSmithKline, ADR	86,300	3,498
Ipsen (EUR)	12,991	849
MyoKardia (1)	7,373	467

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Novartis (CHF)	77,588	6,527
Novo Nordisk, B Shares (DKK)	19,835	1,162
Odonate Therapeutics (1)	1,603	47
Otsuka Holdings (JPY)	53,800	2,016
Reata Pharmaceuticals, Class A (1)	2,727	531
Roche Holding (CHF)	23,012	7,399
Sanofi (EUR)	40,464	3,774
Takeda Pharmaceutical, ADR	59,404	1,028
TherapeuticsMD (1)	138,056	233
Turning Point Therapeutics (1)	2,975	148
Zoetis	7,604	1,013
		42,559
Total Health Care		194,773
INDUSTRIALS & BUSINESS SERVICES 5.0%

Aerospace & Defense 0.8%
Aerojet Rocketdyne Holdings (1)	10,991	542
Boeing	34,443	9,475
Bombardier, Class B (CAD) (1)	182,800	131
BWX Technologies	17,794	976
Cubic	13,895	756
L3Harris Technologies	5,683	1,124
Meggitt (GBP)	364,672	2,568
Northrop Grumman	4,665	1,534
Teledyne Technologies (1)	4,260	1,437
		18,543
Airlines 0.1%
Alclear Holdings, Class B, Acquisition Date: 3/6/18 - 12/13/18,
Cost: $225 (1)(3)(4)(6)	1,508	407
Hawaiian Holdings	14,200	297
United Airlines Holdings (1)	22,847	1,407
		2,111
Building Products 0.1%
Gibraltar Industries (1)	15,850	803
PGT Innovations (1)	22,181	337

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Simpson Manufacturing	3,600	286
		1,426
Commercial Services & Supplies 0.2%
Brink's	15,214	1,191
Cintas	1,714	457
Heritage-Crystal Clean (1)	12,800	337
Rentokil Initial (GBP)	125,800	787
Team (1)	19,200	244
Tetra Tech	1,700	138
Waste Connections	23,432	2,261
		5,415
Construction & Engineering 0.1%
Jacobs Engineering Group	32,969	3,044
Valmont Industries	3,989	464
		3,508
Electrical Equipment 0.5%
ABB (CHF)	119,049	2,580
AZZ	14,200	524
Bloom Energy, Class A (1)	14,277	129
Legrand (EUR)	19,254	1,478
Melrose Industries (GBP)	830,079	2,296
Mitsubishi Electric (JPY)	262,900	3,305
Prysmian (EUR)	72,247	1,726
Rockwell Automation	3,549	651
Thermon Group Holdings (1)	5,800	102
		12,791
Industrial Conglomerates 1.4%
CK Hutchison Holdings (HKD)	256,886	2,271
DCC (GBP)	22,505	1,612
General Electric	1,507,336	16,400
Honeywell International	15,620	2,533
Roper Technologies	14,382	5,058
Siemens (EUR)	51,838	5,332
		33,206

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Machinery 0.7%
Barnes Group	4,800	258
Chart Industries (1)	10,200	581
Cummins	5,372	813
Deere	27,266	4,267
Dover	3,366	346
ESCO Technologies	11,762	1,069
Federal Signal	7,200	209
Fortive	2,740	189
Gardner Denver Holdings (1)	17,400	570
Graco	12,000	592
Helios Technologies	7,337	292
John Bean Technologies	11,999	1,162
Knorr-Bremse (EUR)	12,767	1,305
Mueller Water Products, Class A	44,500	487
REV Group	11,506	90
SMC (JPY)	3,400	1,355
Stanley Black & Decker	2,740	394
THK (JPY)	65,900	1,491
Toro	13,400	957
		16,427
Marine 0.0%
Matson	22,900	761
		761
Professional Services 0.3%
CoStar Group (1)	3,497	2,335
Equifax	7,416	1,053
IHS Markit	6,326	451
Recruit Holdings (JPY)	68,400	2,392
TechnoPro Holdings (JPY)	16,700	994
		7,225
Road & Rail 0.5%
Canadian Pacific Railway	3,952	983
Central Japan Railway (JPY)	9,200	1,512
Kansas City Southern	2,975	448
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Knight-Swift Transportation Holdings	23,367	746
Landstar System	3,700	374
Norfolk Southern	18,780	3,425
Schneider National, Class B	14,411	258
Union Pacific	21,745	3,475
		11,221
Trading Companies & Distributors 0.3%
Mitsubishi (JPY)	90,400	2,250
SiteOne Landscape Supply (1)	14,506	1,440
Sumitomo (JPY)	226,300	3,249
		6,939
Total Industrials & Business Services		119,573
INFORMATION TECHNOLOGY 11.2%

Communications Equipment 0.4%
LM Ericsson, B Shares (SEK)	359,891	2,887
Motorola Solutions	34,600	5,732
		8,619
Electronic Equipment, Instruments & Components 0.5%
Belden	2,200	88
CTS	19,494	508
Hamamatsu Photonics (JPY)	35,900	1,400
Keysight Technologies (1)	42,191	3,998
Largan Precision (TWD)	10,000	1,415
Littelfuse	3,000	479
Murata Manufacturing (JPY)	31,900	1,671
National Instruments	23,051	929
Novanta (1)	12,030	1,073
Omron (JPY)	28,500	1,526
		13,087
IT Services 2.7%
ANT International, Class C, Acquisition Date: 6/7/18, Cost:
$811 (1)(3)(4)	144,589	930
Automatic Data Processing	1,677	260
Booz Allen Hamilton Holding	14,800	1,055
Euronet Worldwide (1)	5,800	719
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Evo Payments, Class A (1)	5,423	137
Fidelity National Information Services	62,123	8,680
Fiserv (1)	57,284	6,265
FleetCor Technologies (1)	5,986	1,591
Global Payments	44,699	8,223
Mastercard, Class A	46,095	13,379
Parsons (1)	6,801	266
PayPal Holdings (1)	63,187	6,824
ServiceTitan, Acquisition Date: 11/9/18, Cost: $6 (1)(3)(4)	229	6
StoneCo, Class A (1)	10,830	432
Tucows, Class A (1)	1,066	54
Visa, Class A	84,188	15,302
		64,123
Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices (1)	31,819	1,447
Applied Materials	157,874	9,176
ASML Holding	1,943	538
ASML Holding (EUR)	11,562	3,206
Broadcom	17,625	4,805
Entegris	27,900	1,488
Inphi (1)	6,736	503
Intel	15,875	881
KLA	1,822	280
Lam Research	4,724	1,386
Lattice Semiconductor (1)	68,125	1,223
Marvell Technology Group	64,314	1,370
Maxim Integrated Products	7,641	425
Microchip Technology (5)	2,566	233
Micron Technology (1)	69,986	3,678
MKS Instruments	2,300	230
Monolithic Power Systems	1,796	285
NVIDIA	19,155	5,173
NXP Semiconductors	82,761	9,409
PDF Solutions (1)	18,992	278
QUALCOMM	156,970	12,291
Renesas Electronics (JPY) (1)	121,500	740
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Semtech (1)	4,700	185
Taiwan Semiconductor Manufacturing (TWD)	523,759	5,400
Texas Instruments	46,098	5,262
Tokyo Electron (JPY)	10,300	2,152
Xilinx	29,625	2,473
		74,517
Software 3.8%
Atlassian, Class A (1)	7,201	1,044
Ceridian HCM Holding (1)	15,474	1,094
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost: $60 (1)(3)(4)	2,599	75
Coupa Software (1)	4,602	689
Descartes Systems Group (1)	30,000	1,239
DocuSign (1)	13,324	1,150
Five9 (1)	11,073	809
Intuit	30,546	8,121
Microsoft (2)	245,478	39,770
nCino, Acquisition Date: 9/16/19, Cost: $126 (1)(3)(4)	5,791	126
PagerDuty (1)	5,775	119
Paycom Software (1)	6,302	1,781
Proofpoint (1)	6,900	736
salesforce. com (1)	49,591	8,450
ServiceNow (1)	28,957	9,442
Splunk (1)	22,737	3,350
SS&C Technologies Holdings	19,868	1,103
Synopsys (1)	27,777	3,831
Toast, Acquisition Date: 9/14/18, Cost: $- (1)(3)(4)	13	1
VMware, Class A (1)	12,444	1,500
Workday, Class A (1)	26,028	4,509
Zendesk (1)	7,800	619
		89,558
Technology Hardware, Storage & Peripherals 0.7%
Apple	44,758	12,235
Samsung Electronics (KRW)	106,795	4,807
		17,042
Total Information Technology		266,946

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

MATERIALS 2.2%

Chemicals 1.2%
Air Liquide (EUR)	17,707	2,412
Air Products & Chemicals	200	44
Asahi Kasei (JPY)	215,900	1,768
BASF (EUR)	30,784	1,822
Covestro (EUR)	28,904	1,120
Element Solutions (1)	33,732	350
GCP Applied Technologies (1)	6,459	126
Johnson Matthey (GBP)	64,891	2,127
Linde	56,785	10,846
Minerals Technologies	10,200	458
PolyOne	9,800	243
PPG Industries	23,375	2,442
Quaker Chemical	3,400	536
Sherwin-Williams	1,500	775
Tosoh (JPY)	23,300	315
Umicore (EUR)	45,982	1,936
		27,320
Containers & Packaging 0.4%
Amcor, CDI (AUD)	136,164	1,295
Ball	25,408	1,790
International Paper	26,924	995
Packaging Corp. of America	45,198	4,096
Reynolds Consumer Products (1)	7,920	228
Westrock	14,202	472
		8,876
Metals & Mining 0.5%
Alacer Gold (CAD) (1)(5)	45,489	206
Alcoa (1)	24,200	336
Antofagasta (GBP)	157,986	1,562
BHP Group (GBP)	101,800	1,860
BHP Group (AUD)	25,434	553
Constellium (1)	35,500	440
Franco-Nevada (CAD)	5,600	601
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Freeport-McMoRan	273,537	2,724
Haynes International	10,927	276
IGO (AUD)	414,798	1,442
Northern Star Resources (AUD)	83,771	732
Rio Tinto (AUD)	13,779	792
South32 (AUD)	633,002	900
		12,424
Paper & Forest Products 0.1%
Interfor (CAD) (1)	26,600	236
Stora Enso, R Shares (EUR)	168,978	2,003
West Fraser Timber (CAD)	16,900	631
		2,870
Total Materials		51,490
REAL ESTATE 1.2%

Equity Real Estate Investment Trusts 1.0%
Acadia Realty Trust, REIT	11,500	263
Alexander & Baldwin, REIT	7,216	136
American Campus Communities, REIT	18,900	821
American Tower, REIT	148	33
Community Healthcare Trust, REIT	3,500	167
CubeSmart, REIT	17,200	520
Digital Realty Trust, REIT (5)	9,301	1,117
EastGroup Properties, REIT	9,900	1,245
First Industrial Realty Trust, REIT	9,292	358
Great Portland Estates (GBP)	138,020	1,490
JBG SMITH Properties, REIT	26,359	967
Paramount Group, REIT	19,427	236
Prologis, REIT	133,815	11,278
PS Business Parks, REIT	7,764	1,153
Regency Centers, REIT	5,200	299
Rexford Industrial Realty, REIT	18,100	846
Scentre Group (AUD)	473,047	1,072
Unibail-Rodamco-Westfield (EUR)	7,540	905
		22,906

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Real Estate Management & Development 0.2%
Colliers International Group	1,074	87
Deutsche Wohnen (EUR)	34,138	1,394
FirstService	13,854	1,369
Mitsui Fudosan (JPY)	120,500	2,765
		5,615
Total Real Estate		28,521
UTILITIES 2.6%

Electric Utilities 1.5%
American Electric Power	33,633	3,002
Edison International	85,175	5,723
Entergy	32,107	3,754
NextEra Energy	68,977	17,435
PNM Resources	30,740	1,447
Southern	67,103	4,050
		35,411
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)	234,000	996
Chesapeake Utilities	7,350	628
ONE Gas	13,800	1,134
Southwest Gas Holdings	15,852	1,025
		3,783
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development (JPY)	64,800	1,389
NextEra Energy Partners	8,300	479
		1,868
Multi-Utilities 0.8%
Ameren	32,832	2,594
CenterPoint Energy	52,026	1,198
Engie (EUR)	208,759	3,486
National Grid (GBP)	175,651	2,214
NiSource	46,557	1,258
Sempra Energy	66,082	9,237
		19,987
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Water Utilities 0.1%
California Water Service Group	9,200	441
Middlesex Water	6,593	392
SJW Group	9,567	586
		1,419
Total Utilities		62,468
Total Miscellaneous Common Stocks 0.2% (7)		5,119

Total Common Stocks (Cost $865,897)		1,257,969

CONVERTIBLE PREFERRED STOCKS 0.3%
CONSUMER DISCRETIONARY 0.0%
Automobiles 0.0%
Rivian Automotive, Series D, Acquisition Date: 12/23/19, Cost:
$181 (1)(3)(4)	16,835	181
		181
Diversified Consumer Services 0.0%
1stdibs. com, Series D, Acquisition Date: 2/7/19, Cost: $73
(1)(3)(4)	14,568	65
		65
Internet & Direct Marketing Retail 0.0%
A Place for Rover, Series G, Acquisition Date: 5/11/18, Cost:
$72 (1)(3)(4)	9,566	60
Roofoods, Series F, Acquisition Date: 9/12/17, Cost: $243
(1)(3)(4)	687	267
Roofoods, Series G, Acquisition Date: 5/16/19, Cost: $9
(1)(3)(4)	22	9
		336
Specialty Retail 0.0%
Vroom, Series F, Acquisition Date: 6/30/17, Cost: $104 (1)(3)(4)	6,073	165
Vroom, Series H, Acquisition Date: 11/21/19, Cost: $72
(1)(3)(4)	2,645	72
		237

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Textiles, Apparel & Luxury Goods 0.0%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost: $24
(1)(3)(4)	2,220	29
Allbirds, Series B, Acquisition Date: 10/10/18, Cost: $4 (1)(3)(4)	390	5
Allbirds, Series C, Acquisition Date: 10/9/18, Cost: $41 (1)(3)(4)	3,730	48
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost: $13
(1)(3)(4)	1,195	15
		97
Total Consumer Discretionary		916
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost: $174 (1)(3)(4)	9,433	218
Total Consumer Staples		218
HEALTH CARE 0.1%
Biotechnology 0.0%
Generation Bio, Series C, Acquisition Date: 1/9/20, Cost: $58
(1)(3)(4)	10,402	58
		58
Health Care Equipment & Supplies 0.1%
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	12,838	733
JAND, Series E, Acquisition Date: 3/9/18, Cost: $111 (1)(3)(4)	7,058	128
		861
Pharmaceuticals 0.0%
Elanco Animal Health, 5.00%, 2/1/23	2,733	139
		139
Total Health Care		1,058
INDUSTRIALS & BUSINESS SERVICES 0.0%
Machinery 0.0%
Fortive, Series A, 5.00%, 7/1/21	538	480
		480
Road & Rail 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost: $103
(1)(3)(4)	14,525	197
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Convoy, Series D, Acquisition Date: 10/30/19, Cost: $142
(1)(3)(4)	10,496	142
		339
Total Industrials & Business Services		819
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost: $-
(1)(3)(4)	5	—
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost: $61
(1)(3)(4)	2,321	62
		62
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Series A, 8.00%, 9/30/22	950	976
		976
Software 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost: $53 (1)(3)(4)	3,871	117
Checkr, Series D, Acquisition Date: 9/6/19, Cost: $166 (1)(3)(4)	5,499	166
Haul Hub, Series B, Acquisition Date: 2/14/20, Cost: $42
(1)(3)(4)	2,878	42
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14,
Cost: $55 (1)(3)(4)	24,051	70
Seismic Software, Series E, Acquisition Date: 12/13/18, Cost:
$88 (1)(3)(4)	2,806	99
Toast, Series B, Acquisition Date: 9/14/18, Cost: $2 (1)(3)(4)	118	6
Toast, Series D, Acquisition Date: 6/27/18, Cost: $154 (1)(3)(4)	8,882	404
Toast, Series F, Acquisition Date: 2/14/20, Cost: $36 (1)(3)(4)	789	36
		940
Total Information Technology		1,978
UTILITIES 0.1%
Electric Utilities 0.1%
Southern, Series A, 6.75%, 8/1/22	33,211	1,692
		1,692
Multi-Utilities 0.0%
Sempra Energy, Series A, 6.00%, 1/15/21	7,401	835

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Sempra Energy, Series B, 6.75%, 7/15/21	3,536	392
		1,227
Total Utilities		2,919
Total Convertible Preferred Stocks (Cost $7,115)		7,908

CORPORATE BONDS 5.8%
AbbVie, 2.95%, 11/21/26 (8)	600,000	629
AbbVie, 3.20%, 11/21/29 (8)	170,000	179
AbbVie, 4.05%, 11/21/39 (8)	575,000	633
AbbVie, 4.25%, 11/21/49 (8)	245,000	278
AbbVie, 4.70%, 5/14/45	520,000	613
AbbVie, 4.875%, 11/14/48	1,005,000	1,244
AerCap Ireland Capital, 3.50%, 1/15/25	150,000	157
AerCap Ireland Capital, 3.95%, 2/1/22	370,000	382
AerCap Ireland Capital, 4.625%, 7/1/22	300,000	318
AerCap Ireland Capital, 4.875%, 1/16/24	380,000	412
AIA Group, 3.90%, 4/6/28 (8)	665,000	741
AIB Group, VR, 4.263%, 4/10/25 (8)(9)	375,000	402
Alexandria Real Estate Equities, 3.45%, 4/30/25	330,000	356
Alexandria Real Estate Equities, 3.95%, 1/15/27	380,000	421
Alexandria Real Estate Equities, 3.95%, 1/15/28	595,000	667
Alibaba Group Holding, 3.60%, 11/28/24	800,000	860
Allergan Funding, 2.625%, 11/15/28 (EUR)	115,000	147
Altria Group, 4.80%, 2/14/29	140,000	160
Altria Group, 5.80%, 2/14/39	395,000	485
Altria Group, 5.95%, 2/14/49	555,000	705
American Airlines PTT, Series 2013-1, Class A, 4.00%, 7/15/25	1	—
American Airlines PTT, Series 2014-1, Class B, 4.375%, 10/1/22	47,403	49
American Airlines PTT, Series 2015-1, Class B, 3.70%, 5/1/23	107,608	111
American Airlines PTT, Series 2016-3, Class B, 3.75%, 10/15/25	172,879	180
American Airlines PTT, Series 2017-1, Class B, 4.95%, 2/15/25	385,710	416

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
American Airlines PTT, Series 2017-2, Class AA, 3.35%,
10/15/29	188,357	203
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25	216,327	225
American Campus Communities Operating Partnership, 2.85%,
2/1/30	615,000	626
American Campus Communities Operating Partnership, 3.30%,
7/15/26	170,000	181
American Campus Communities Operating Partnership,
3.625%, 11/15/27	380,000	415
American International Group, 3.90%, 4/1/26	70,000	78
Anglo American Capital, 4.00%, 9/11/27 (8)	215,000	231
Anglo American Capital, 4.125%, 9/27/22 (8)	200,000	209
Anheuser-Busch InBev Worldwide, 4.90%, 2/1/46	335,000	412
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	1,427,000	1,930
APT Pipelines, 3.875%, 10/11/22 (8)	345,000	364
APT Pipelines, 4.25%, 7/15/27 (8)	210,000	234
Arrow Electronics, 4.00%, 4/1/25	395,000	419
AT&T, 4.50%, 3/9/48	740,000	844
Ausgrid Finance, 3.85%, 5/1/23 (8)	245,000	259
Ausgrid Finance, 4.35%, 8/1/28 (8)	385,000	441
Avnet, 3.75%, 12/1/21	310,000	319
Avolon Holdings Funding, 3.25%, 2/15/27 (8)	160,000	160
Avolon Holdings Funding, 3.95%, 7/1/24 (8)	675,000	703
Avolon Holdings Funding, 4.375%, 5/1/26 (8)	240,000	255
Avolon Holdings Funding, 5.125%, 10/1/23 (8)	595,000	637
Baidu, 2.875%, 7/6/22	610,000	624
Baidu, 3.875%, 9/29/23	420,000	446
Baidu, 4.375%, 3/29/28	1,005,000	1,142
Banco de Bogota, 4.375%, 8/3/27 (8)	600,000	641
Banco de Bogota, 4.375%, 8/3/27	900,000	961
Banco Santander, 3.50%, 4/11/22	400,000	413
Banco Santander Chile, 3.875%, 9/20/22 (8)	315,000	328
Bank of America, 3.30%, 1/11/23	1,000,000	1,050
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Bank of America, VR, 2.496%, 2/13/31 (9)	830,000	842
Bank of America, VR, 3.559%, 4/23/27 (9)	190,000	206
Bank of America, VR, 4.271%, 7/23/29 (9)	715,000	821
Barclays, 3.684%, 1/10/23	390,000	402
Barclays, VR, 3.932%, 5/7/25 (9)	380,000	404
Barclays, VR, 4.61%, 2/15/23 (9)	745,000	782
Barclays Bank, 5.14%, 10/14/20	355,000	363
BAT Capital, 3.222%, 8/15/24	620,000	651
BAT Capital, 3.557%, 8/15/27	1,650,000	1,739
Bayer U. S. Finance II, 3.875%, 12/15/23 (8)	825,000	885
BBVA Bancomer, 4.375%, 4/10/24 (8)	885,000	945
Becton Dickinson & Company, 3.70%, 6/6/27	1,070,000	1,180
Becton Dickinson & Company, 3.734%, 12/15/24	300,000	328
Becton Dickinson & Company, 4.669%, 6/6/47	738,000	936
BNP Paribas, VR, 3.052%, 1/13/31 (8)(9)	590,000	608
Boardwalk Pipelines, 4.45%, 7/15/27	85,000	89
Boardwalk Pipelines, 4.95%, 12/15/24	375,000	411
Boardwalk Pipelines, 5.95%, 6/1/26	495,000	571
Boral Finance, 3.00%, 11/1/22 (8)	60,000	61
Boral Finance, 3.75%, 5/1/28 (5)(8)	1,150,000	1,220
Boston Properties, 2.75%, 10/1/26	351,000	367
Boston Properties, 3.20%, 1/15/25	465,000	495
Boston Properties, 3.65%, 2/1/26	370,000	401
Braskem Finance, 7.375% (10)	211,000	213
Bristol-Myers Squibb, 5.25%, 8/15/43 (8)	589,000	840
British Telecommunications, 3.25%, 11/8/29 (8)	410,000	423
Brixmor Operating Partnership, 3.65%, 6/15/24	307,000	329
Brixmor Operating Partnership, 3.85%, 2/1/25	170,000	184
Brixmor Operating Partnership, 4.125%, 5/15/29	715,000	796
Broadcom, 3.625%, 1/15/24	140,000	147
Bunge Finance, 3.75%, 9/25/27	565,000	596
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
C&W Senior Financing, 6.875%, 9/15/27	400,000	423
Cameron LNG, 2.902%, 7/15/31 (8)	140,000	146
Cameron LNG, 3.302%, 1/15/35 (8)	155,000	168
Cameron LNG, 3.701%, 1/15/39 (8)	115,000	126
Capital One Bank USA, 3.375%, 2/15/23	1,080,000	1,133
Capital One Financial, 0.80%, 6/12/24 (EUR)	260,000	292
Capital One Financial, 3.75%, 3/9/27	185,000	202
Capital One Financial, 3.80%, 1/31/28	770,000	840
Cardinal Health, 3.75%, 9/15/25	340,000	371
Cardinal Health, 4.50%, 11/15/44	80,000	85
Cardinal Health, 4.90%, 9/15/45	85,000	97
CC Holdings, 3.849%, 4/15/23	1,095,000	1,162
Cenovus Energy, 3.80%, 9/15/23	200,000	208
Cenovus Energy, 5.40%, 6/15/47	24,000	26
Charter Communications Operating, 4.80%, 3/1/50	355,000	383
Charter Communications Operating, 6.484%, 10/23/45	90,000	116
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29 (8)	365,000	364
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27	110,000	120
Cigna, 3.40%, 3/1/27 (8)	80,000	87
Cigna, 4.125%, 11/15/25	765,000	860
Cigna, 4.375%, 10/15/28	375,000	426
Cigna, 4.50%, 2/25/26 (8)	575,000	657
CNO Financial Group, 5.25%, 5/30/25	532,000	601
Comcast, 3.15%, 3/1/26	385,000	414
Comcast, 3.20%, 7/15/36	70,000	75
Comcast, 3.25%, 11/1/39	405,000	439
Comcast, 3.30%, 2/1/27	585,000	636
Comcast, 4.15%, 10/15/28	220,000	255
Comcast, 4.70%, 10/15/48	360,000	473
Credit Suisse Group, VR, 2.593%, 9/11/25 (8)(9)	615,000	626
Crown Castle Towers, 3.663%, 5/15/25 (8)	725,000	779
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CVS Health, 3.70%, 3/9/23	545,000	575
CVS Health, 4.10%, 3/25/25	190,000	208
CVS Health, 4.30%, 3/25/28	375,000	419
CVS Health, 5.05%, 3/25/48	1,025,000	1,257
CVS Health, 5.125%, 7/20/45	20,000	25
Danske Bank, 2.00%, 9/8/21 (8)	200,000	201
Danske Bank, 2.70%, 3/2/22 (8)	230,000	234
Danske Bank, 3.875%, 9/12/23 (8)	200,000	212
Danske Bank, 5.375%, 1/12/24 (8)	510,000	571
Danske Bank, VR, 3.001%, 9/20/22 (8)(9)	200,000	203
Danske Bank, VR, 3.244%, 12/20/25 (8)(9)	205,000	214
Dell International, 4.90%, 10/1/26 (8)	535,000	607
Diamondback Energy, 2.875%, 12/1/24	615,000	618
Diamondback Energy, 3.25%, 12/1/26	430,000	432
Diamondback Energy, 3.50%, 12/1/29	610,000	600
Discover Financial Services, 3.75%, 3/4/25	845,000	905
Discover Financial Services, 4.10%, 2/9/27	480,000	523
Empresa Nacional de Telecomunicaciones, 4.875%, 10/30/24	950,000	1,003
Enel Americas, 4.00%, 10/25/26	850,000	915
Enel Chile, 4.875%, 6/12/28	900,000	1,017
Enel Finance International, 2.75%, 4/6/23 (8)	845,000	864
Energy Transfer Operating, 2.90%, 5/15/25	140,000	143
Energy Transfer Operating, 4.50%, 4/15/24	95,000	103
Energy Transfer Operating, 4.95%, 6/15/28	145,000	160
Energy Transfer Operating, 5.00%, 5/15/50	170,000	171
Energy Transfer Operating, 5.25%, 4/15/29	210,000	237
Energy Transfer Operating, 5.50%, 6/1/27	225,000	256
Energy Transfer Operating, 5.875%, 1/15/24	255,000	286
Energy Transfer Operating, 6.00%, 6/15/48	520,000	583
Energy Transfer Operating, 6.25%, 4/15/49	320,000	369
Eni, Series X-R, 4.75%, 9/12/28 (8)	450,000	528
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Equitable Holdings, 3.90%, 4/20/23	195,000	209
Equitable Holdings, 4.35%, 4/20/28	495,000	551
Essex Portfolio, 3.375%, 4/15/26	405,000	437
Expedia Group, 5.00%, 2/15/26	925,000	1,035
Fidelity National Financial, 4.50%, 8/15/28	245,000	281
Fidelity National Information Services, 0.75%, 5/21/23 (EUR)	170,000	192
FirstEnergy, Series B, 3.90%, 7/15/27	390,000	431
FirstEnergy Transmission, 4.35%, 1/15/25 (8)	815,000	895
Fiserv, 1.125%, 7/1/27 (EUR)	200,000	230
Fiserv, 3.20%, 7/1/26	255,000	271
Ford Motor Credit, 3.35%, 11/1/22	400,000	403
Ford Motor Credit, 3.813%, 10/12/21	370,000	378
Ford Motor Credit, 5.085%, 1/7/21	390,000	400
Fox, 4.709%, 1/25/29 (8)	255,000	299
GE Capital International Funding, 3.373%, 11/15/25	875,000	931
GE Capital International Funding, 4.418%, 11/15/35	1,255,000	1,428
General Electric, 3.375%, 3/11/24	223,000	236
General Electric, 3.45%, 5/15/24	80,000	85
General Electric, 5.55%, 1/5/26	320,000	381
General Electric, Series D, VR, 5.00% (9)(10)	153,000	148
General Motors, 5.95%, 4/1/49	570,000	619
General Motors, 6.25%, 10/2/43	170,000	191
General Motors Financial, 4.00%, 10/6/26	175,000	184
General Motors Financial, 4.30%, 7/13/25	385,000	409
General Motors Financial, 4.35%, 4/9/25	170,000	181
General Motors Financial, 5.10%, 1/17/24	435,000	474
General Motors Financial, 5.25%, 3/1/26	260,000	289
GLP Capital, 3.35%, 9/1/24	100,000	106
GLP Capital, 5.25%, 6/1/25	130,000	146
Goldman Sachs Group, 3.50%, 11/16/26	615,000	661
Goldman Sachs Group, 3.85%, 1/26/27	110,000	121
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Goldman Sachs Group, VR, 2.908%, 6/5/23 (9)	870,000	893
Goldman Sachs Group, VR, 3.691%, 6/5/28 (9)	1,330,000	1,451
Goldman Sachs Group, VR, 4.223%, 5/1/29 (9)	1,090,000	1,236
Hasbro, 3.00%, 11/19/24	430,000	446
Hasbro, 3.55%, 11/19/26	195,000	204
Healthcare Realty Trust, 3.625%, 1/15/28	440,000	473
Healthpeak Properties, 3.25%, 7/15/26	55,000	59
Healthpeak Properties, 3.50%, 7/15/29	60,000	64
Heathrow Funding, 4.875%, 7/15/21 (8)	695,000	723
Highwoods Realty, 3.05%, 2/15/30	560,000	583
Highwoods Realty, 4.125%, 3/15/28	430,000	478
HSBC Holdings, 3.90%, 5/25/26	565,000	617
HSBC Holdings, VR, 3.95%, 5/18/24 (9)	200,000	212
Hyundai Capital America, 2.375%, 2/10/23 (8)	385,000	388
Israel Chemicals, 6.375%, 5/31/38 (5)(8)	700,000	883
JPMorgan Chase, 2.95%, 10/1/26	1,480,000	1,563
JPMorgan Chase, 3.90%, 7/15/25	175,000	193
Keysight Technologies, 4.60%, 4/6/27	255,000	289
Las Vegas Sands, 3.20%, 8/8/24	115,000	119
Las Vegas Sands, 3.50%, 8/18/26	170,000	180
Listrindo Capital, 4.95%, 9/14/26	200,000	206
Micron Technology, 4.185%, 2/15/27	335,000	362
Micron Technology, 4.64%, 2/6/24	715,000	776
Micron Technology, 4.663%, 2/15/30	40,000	44
Micron Technology, 5.327%, 2/6/29	180,000	207
Morgan Stanley, 3.625%, 1/20/27	615,000	673
Morgan Stanley, 3.75%, 2/25/23	370,000	393
Morgan Stanley, VR, 2.699%, 1/22/31 (9)	500,000	514
Morgan Stanley, VR, 4.431%, 1/23/30 (9)	150,000	175
Netflix, 4.625%, 5/15/29 (EUR)	500,000	615
NRG Energy, 3.75%, 6/15/24 (8)	65,000	68
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
NRG Energy, 4.45%, 6/15/29 (8)	205,000	221
NXP, 4.875%, 3/1/24 (8)	445,000	488
NXP, 5.35%, 3/1/26 (8)	170,000	196
Occidental Petroleum, 2.90%, 8/15/24	1,190,000	1,206
Occidental Petroleum, 3.20%, 8/15/26	180,000	182
Occidental Petroleum, 4.20%, 3/15/48	375,000	348
Occidental Petroleum, 4.40%, 8/15/49	510,000	484
Omnicom Group, 3.65%, 11/1/24	515,000	553
PerkinElmer, 3.30%, 9/15/29	430,000	451
Perrigo Finance, 4.375%, 3/15/26	400,000	436
Peru LNG, 5.375%, 3/22/30	800,000	694
Plains All American Pipeline, 2.85%, 1/31/23	100,000	102
QVC, 5.125%, 7/2/22	1,045,000	1,092
Regency Centers, 3.60%, 2/1/27	300,000	326
Reynolds American, 4.45%, 6/12/25	360,000	397
Roper Technologies, 2.35%, 9/15/24	105,000	108
Roper Technologies, 2.95%, 9/15/29	170,000	181
Royal Bank of Scotland Group, 3.875%, 9/12/23	395,000	420
Royal Bank of Scotland Group, 5.125%, 5/28/24	265,000	290
Royal Bank of Scotland Group, 6.125%, 12/15/22	100,000	110
Sabine Pass Liquefaction, 5.00%, 3/15/27	910,000	1,005
Sabine Pass Liquefaction, 5.875%, 6/30/26	185,000	214
Sable International Finance, 5.75%, 9/7/27 (8)	335,000	350
SACI Falabella, 4.375%, 1/27/25	900,000	960
SBA Tower Trust, 2.836%, 1/15/25 (8)	390,000	409
SBA Tower Trust, 3.168%, 4/11/22 (8)	605,000	620
SBA Tower Trust, 3.448%, 3/15/23 (8)	100,000	105
SBA Tower Trust, 3.869%, 10/8/24 (8)	785,000	844
Sempra Energy, 3.25%, 6/15/27	169,000	180
Sempra Energy, 3.80%, 2/1/38	128,000	140
Shriram Transport Finance, 5.10%, 7/16/23 (8)	800,000	806
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Sigma Alimentos, 4.125%, 5/2/26	760,000	804
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (8)	200,000	213
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (8)	200,000	215
Solvay Finance America, 4.45%, 12/3/25 (8)	590,000	663
Southern, 3.25%, 7/1/26	440,000	470
Suzano Austria, 6.00%, 1/15/29	550,000	617
Synchrony Financial, 3.70%, 8/4/26	65,000	69
Synchrony Financial, 4.25%, 8/15/24	85,000	92
Synchrony Financial, 4.375%, 3/19/24	145,000	156
Tencent Holdings, 3.80%, 2/11/25	960,000	1,048
Tencent Holdings, 3.975%, 4/11/29 (8)	720,000	818
Thermo Fisher Scientific, 0.125%, 3/1/25 (EUR)	110,000	121
Transcontinental Gas Pipe Line, 4.00%, 3/15/28	545,000	596
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	495,000	567
Transurban Finance, 3.375%, 3/22/27 (8)	540,000	572
Transurban Finance, 4.125%, 2/2/26 (8)	130,000	142
Trinity Acquisition, 4.40%, 3/15/26	335,000	377
U. S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25	767,129	839
U. S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25	260,944	282
UBS Group, VR, 2.859%, 8/15/23 (8)(9)	370,000	380
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28	130,000	137
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32	80,000	85
United Airlines PTT, Series 2019-2, Class B, 3.50%, 5/1/28	135,000	140
UnitedHealth Group, 3.50%, 8/15/39	120,000	132
UnitedHealth Group, 4.45%, 12/15/48	335,000	418
Vanke Real Estate Hong Kong, 5.35%, 3/11/24	900,000	999
VEREIT Operating Partnership, 3.10%, 12/15/29	625,000	649
VEREIT Operating Partnership, 3.95%, 8/15/27	399,000	437
VEREIT Operating Partnership, 4.60%, 2/6/24	1,265,000	1,394
VEREIT Operating Partnership, 4.875%, 6/1/26	105,000	120
Verizon Communications, 4.672%, 3/15/55	197,000	263
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Verizon Communications, 4.75%, 11/1/41	235,000	300
Verizon Communications, 4.862%, 8/21/46	850,000	1,130
Verizon Communications, 5.012%, 4/15/49	510,000	702
Vistra Operations, 3.55%, 7/15/24 (8)	560,000	577
Vistra Operations, 3.70%, 1/30/27 (8)	495,000	498
Vistra Operations, 4.30%, 7/15/29 (8)	625,000	641
Vodafone Group, 4.375%, 5/30/28	425,000	488
Vodafone Group, 5.00%, 5/30/38	670,000	807
Vodafone Group, 5.25%, 5/30/48	535,000	676
Volkswagen Bank, 1.875%, 1/31/24 (EUR)	100,000	116
Volkswagen Bank, 2.50%, 7/31/26 (EUR)	300,000	363
Volkswagen Group of America Finance, 2.85%, 9/26/24 (8)	410,000	423
Volkswagen Group of America Finance, 3.20%, 9/26/26 (8)	260,000	271
Volkswagen Leasing, 1.625%, 8/15/25 (EUR)	200,000	231
Wells Fargo, VR, 2.572%, 2/11/31 (9)	520,000	526
Westlake Chemical, 1.625%, 7/17/29 (EUR)	177,000	199
Williams, 3.90%, 1/15/25	150,000	160
Williams, 4.00%, 9/15/25	111,000	120
Williams, 4.30%, 3/4/24	45,000	49
Williams, 4.85%, 3/1/48	515,000	543
Willis North America, 3.60%, 5/15/24	400,000	431
Woodside Finance, 3.65%, 3/5/25 (8)	470,000	499
Woodside Finance, 3.70%, 9/15/26 (8)	439,000	469
Woodside Finance, 3.70%, 3/15/28 (8)	520,000	559
WPP Finance, 3.75%, 9/19/24	660,000	707
Total Corporate Bonds (Cost $128,180)		137,466

ASSET-BACKED SECURITIES 1.2%
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class D
2.74%, 12/8/22	860,000	874

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

AmeriCredit Automobile Receivables Trust
Series 2019-1, Class B
3.13%, 2/18/25	290,000	300

Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (8)	605,000	623

Avis Budget Rental Car Funding AESOP
Series 2016-2A, Class A
2.72%, 11/20/22 (8)	380,000	387

Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class A
3.07%, 9/20/23 (8)	245,000	254

Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class A
4.00%, 3/20/25 (8)	500,000	543

Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class C
3.02%, 8/20/26 (8)	590,000	602

Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 2.619%, 1/20/28 (8)	535,000	535

Barings
Series 2016-2A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 2.899%, 7/20/28 (8)	420,000	420

Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 3.331%, 4/15/29 (8)	250,000	250

BlueMountain
Series 2015-2A, Class A1R, CLO, FRN
3M USD LIBOR + 0.93%, 2.749%, 7/18/27 (8)	355,000	355

BlueMountain
Series 2015-2A, Class BR, CLO, FRN
3M USD LIBOR + 1.50%, 3.319%, 7/18/27 (8)	300,000	300

Capital One Multi-Asset Execution Trust
Series 2005-B3, Class B3, FRN
3M USD LIBOR + 0.55%, 2.381%, 5/15/28	320,000	313

Carlyle Global Market Strategies
Series 2015-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.00%, 2.795%, 7/28/28 (8)	1,035,000	1,034

Carmax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26	395,000	404

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CIFC Funding
Series 2015-4A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 2.969%, 10/20/27 (8)	400,000	400

CIFC Funding
Series 2015-5A, Class A1R, CLO, FRN
3M USD LIBOR + 0.86%, 2.654%, 10/25/27 (8)	680,000	680

CNH Equipment Trust
Series 2017-C, Class B
2.54%, 5/15/25	50,000	51

Cole Park
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.05%, 2.869%, 10/20/28 (8)	750,000	751

Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (8)	217,800	234

Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (8)	47,933	48

Ford Credit Auto Owner Trust
Series 2019-1, Class A
3.52%, 7/15/30 (8)	915,000	985

Galaxy XXIX
Series 2018-29A, Class B, CLO, FRN
3M USD LIBOR + 1.40%, 3.092%, 11/15/26 (8)	250,000	249

GM Financial Consumer Automobile
Series 2017-1A, Class C
2.45%, 7/17/23 (8)	100,000	101

GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class C
2.52%, 3/16/23 (8)	170,000	172

GM Financial Consumer Automobile Receivables Trust
Series 2019-4, Class B
2.04%, 2/18/25	235,000	239

GMF Floorplan Owner Revolving Trust
Series 2017-2, Class C
2.63%, 7/15/22 (8)	250,000	251

Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 2.969%, 10/20/28 (8)	595,000	595

Halcyon Loan Advisors Funding
Series 2014-3A, Class AR, CLO, FRN
3M USD LIBOR + 1.10%, 2.902%, 10/22/25 (8)	135,193	135

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (8)	360,438	367

Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (8)	459,188	481

Hilton Grand Vacations Trust
Series 2014-AA, Class A
1.77%, 11/25/26 (8)	75,363	75

Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (8)	49,977	51

Hyundai Auto Receivables Trust
Series 2016-B, Class D
2.68%, 9/15/23	325,000	329

Jack in the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (8)	443,888	459

Jimmy Johns Funding
Series 2017-1A, Class A2I
3.61%, 7/30/47 (8)	97,500	99

Madison Park Funding XXXIII
Series 2019-33A, Class A, CLO, FRN
3M USD LIBOR + 1.33%, 3.174%, 10/15/32 (8)	740,000	739

Madison Park Funding XXXVII
Series 2019-37A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 3.131%, 7/15/32 (8)	270,000	271

Magnetite XVI
Series 2015-16A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 3.019%, 1/18/28 (8)	455,000	449

Magnetite XVIII
Series 2016-18A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 2.772%, 11/15/28 (8)	400,000	399

MVW Owner Trust
Series 2013-1A, Class A
2.15%, 4/22/30 (8)	13,360	13

MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (8)	27,879	28

MVW Owner Trust
Series 2015-1A, Class A
2.52%, 12/20/32 (8)	204,021	206

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.88%, 12/16/58 (8)	152,175	155

Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (8)	600,000	621

Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 2.48%, 3/26/68 (8)	220,000	220

Neuberger Berman XIX
Series 2015-19A, Class A2R2, CLO, FRN
3M USD LIBOR + 1.15%, 2.981%, 7/15/27 (8)	1,180,000	1,172

Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 2.681%, 1/15/28 (8)	605,000	605

Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 2.681%, 7/15/27 (8)	460,000	459

Octagon Investment Partners XXIII
Series 2015-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 3.031%, 7/15/27 (8)	385,000	380

Octagon Investment Partners XXIX
Series 2016-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.18%, 2.981%, 1/24/33 (8)	660,000	660

OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 2.846%, 7/17/29 (8)	480,000	478

OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 3.006%, 10/17/29 (8)	645,000	645

Palmer Square
Series 2015-1A, Class BR2, CLO, FRN
3M USD LIBOR + 2.25%, 3.946%, 5/21/29 (8)	445,000	445

Santander Drive Auto Receivables Trust
Series 2017-1, Class C
2.58%, 5/16/22	24,657	25

Santander Drive Auto Receivables Trust
Series 2019-1, Class B
3.21%, 9/15/23	145,000	147

Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (8)	580,000	593

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sierra Timeshare Receivables Funding
Series 2015-2A, Class A
2.43%, 6/20/32 (8)	46,175	46

Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (8)	32,257	32

Sierra Timeshare Receivables Funding
Series 2016-1A, Class A
3.08%, 3/21/33 (8)	135,758	137

Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (8)	200,604	205

SLM Student Loan Trust
Series 2008-5, Class A4, FRN
3M USD LIBOR + 1.70%, 3.494%, 7/25/23	224,575	226

SLM Student Loan Trust
Series 2008-9, Class A, FRN
3M USD LIBOR + 1.50%, 3.294%, 4/25/23	220,082	221

SMART Trust
Series 2016-2US, Class A3A
1.71%, 3/15/21	14,323	14

SMB Private Education Loan Trust
Series 2015-B, Class A2A
2.98%, 7/15/27 (8)	182,782	185

SMB Private Education Loan Trust
Series 2015-C, Class A3, FRN
1M USD LIBOR + 1.95%, 3.609%, 8/16/32 (8)	455,000	465

SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (8)	111,694	114

SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (8)	550,987	560

SMB Private Education Loan Trust
Series 2017-B, Class A2A
2.82%, 10/15/35 (8)	1,004,366	1,034

SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (8)	270,000	287

Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 2.711%, 4/15/28 (8)	915,000	914

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Synchrony Credit Card Master Note Trust
Series 2016-2, Class C
2.95%, 5/15/24	926,939	928

Verizon Owner Trust
Series 2018-1A, Class C
3.20%, 9/20/22 (8)	365,000	373

Total Asset-Backed Securities (Cost $28,019)		28,397

NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 3.3%

280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, ARM
1M USD LIBOR + 0.88%, 2.539%, 9/15/34 (8)	317,821	318

Angel Oak Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.238%, 5/25/59 (8)	403,412	406

Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (8)	690,353	704

Angel Oak Mortgage Trust I
Series 2019-1, Class A2, CMO, ARM
4.022%, 11/25/48 (8)	155,572	159

Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (8)	434,737	442

Ashford Hospitality Trust
Series 2018-ASHF, Class B, ARM
1M USD LIBOR + 1.25%, 2.909%, 4/15/35 (8)	345,000	344

Ashford Hospitality Trust
Series 2018-ASHF, Class C, ARM
1M USD LIBOR + 1.40%, 3.059%, 4/15/35 (8)	165,000	165

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 2.589%, 12/15/36 (8)	770,000	769

Austin Fairmont Hotel Trust
Series 2019-FAIR, Class B, ARM
1M USD LIBOR + 1.25%, 2.909%, 9/15/32 (8)	190,000	190

Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D, ARM
1M USD LIBOR + 1.80%, 3.459%, 9/15/32 (8)	230,000	230

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

BANK 2017
Series 2017-BNK5, Class B, ARM
3.896%, 6/15/60	470,000	515

BANK 2018
Series 2018-BN13, Class A5, ARM
4.217%, 8/15/61	515,000	603

BANK 2019
Series 2019-BN18, Class B
3.977%, 5/15/62	425,000	482

BANK 2019
Series 2019-BN20, Class A2
2.758%, 9/15/62	505,000	540

BANK 2019
Series 2019-BN21, Class A4
2.60%, 10/17/52	580,000	613

BANK 2019
Series 2019-BN21, Class A5
2.851%, 10/17/52	215,000	231

BANK 2019
Series 2019-BN21, Class C
3.517%, 10/17/52	180,000	192

BANK 2019
Series 2019-BN22, Class D
2.50%, 11/15/62 (8)	335,000	303

Barclays Commercial Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 3.819%, 11/25/34 (8)	195,000	194

Barclays Commercial Mortgage Trust
Series 2020-C6, Class AS
2.84%, 2/15/53	150,000	158

Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (8)	229,683	235

Bayview Opportunity Master Fund IVa Trust
Series 2017-RT1, Class A1, CMO, ARM
3.00%, 3/28/57 (8)	57,854	59

Benchmark Mortgage Trust
Series 2018-B8, Class A5
4.232%, 1/15/52	690,000	810

Benchmark Mortgage Trust
Series 2019-B13, Class A3
2.701%, 8/15/57	675,000	716

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Benchmark Mortgage Trust
Series 2019-B13, Class AM
3.183%, 8/15/57	255,000	275

BX Commercial Mortgage Trust
Series 2019-IMC, Class A, ARM
1M USD LIBOR + 1.00%, 2.659%, 4/15/34 (8)	535,000	535

Cantor Commercial Real Estate Lending
Series 2019-CF1, Class B, ARM
4.178%, 5/15/52	315,000	355

Cantor Commercial Real Estate Lending
Series 2019-CF2, Class A4
2.624%, 11/15/52	575,000	605

Cantor Commercial Real Estate Lending
Series 2019-CF2, Class C, ARM
3.795%, 11/15/52	235,000	246

Century Plaza Towers
Series 2019-CPT, Class D, ARM
2.997%, 11/13/39 (8)	400,000	411

CIM Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 8/25/49 (8)	265,004	267

Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AS
4.026%, 5/10/47	380,000	410

Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5
3.137%, 2/10/48	225,000	240

Citigroup Commercial Mortgage Trust
Series 2017-C4, Class AS
3.764%, 10/12/50	405,000	453

Citigroup Commercial Mortgage Trust
Series 2018-B2, Class C, ARM
4.673%, 3/10/51	275,000	303

Citigroup Commercial Mortgage Trust
Series 2020-555, Class A
2.647%, 12/10/41 (8)	1,000,000	1,030

Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class B
3.15%, 2/15/53	470,000	496

COLT Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
2.93%, 2/25/48 (8)	68,626	69

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

COLT Mortgage Loan Trust
Series 2018-1, Class A2, CMO, ARM
2.981%, 2/25/48 (8)	20,186	20

COLT Mortgage Loan Trust
Series 2018-3, Class A3, CMO, ARM
3.865%, 10/26/48 (8)	180,771	182

COLT Mortgage Loan Trust
Series 2018-4, Class A1, CMO, ARM
4.006%, 12/28/48 (8)	249,939	253

COLT Mortgage Loan Trust
Series 2018-4, Class A2, CMO, ARM
4.108%, 12/28/48 (8)	207,504	210

COLT Mortgage Loan Trust
Series 2019-2, Class A1, CMO, ARM
3.337%, 5/25/49 (8)	267,343	272

COLT Mortgage Loan Trust
Series 2019-3, Class A1, CMO, ARM
2.764%, 8/25/49 (8)	449,630	457

Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 9/10/47	480,000	524

Commercial Mortgage Trust
Series 2015-CR24, Class AM, ARM
4.028%, 8/10/48	230,000	254

Commercial Mortgage Trust
Series 2015-CR25, Class C, ARM
4.54%, 8/10/48	180,000	196

Commercial Mortgage Trust
Series 2015-LC21, Class B, ARM
4.305%, 7/10/48	500,000	550

Commercial Mortgage Trust
Series 2015-PC1, Class B, ARM
4.435%, 7/10/50	250,000	274

Commercial Mortgage Trust
Series 2016-CR28, Class A4
3.762%, 2/10/49	430,000	476

Commercial Mortgage Trust
Series 2016-CR28, Class AHR
3.651%, 2/10/49	317,394	340

Commercial Mortgage Trust
Series 2016-DC2, Class A5
3.765%, 2/10/49	370,000	411

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Connecticut Avenue Securities
Series 2017-C01, Class 1M1, CMO, ARM
1M USD LIBOR + 1.30%, 2.927%, 7/25/29	5,415	5

Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 2.977%, 9/25/29	795,000	796

Connecticut Avenue Securities
Series 2017-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.95%, 2.577%, 10/25/29	78,834	79

Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 2.727%, 11/25/29	735,000	732

Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 2.627%, 2/25/30	552,557	553

Connecticut Avenue Securities
Series 2018-C01, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 2.477%, 7/25/30	840,000	839

Connecticut Avenue Securities
Series 2018-C01, Class 1M1, CMO, ARM
1M USD LIBOR + 0.60%, 2.227%, 7/25/30	578,367	578

Connecticut Avenue Securities
Series 2018-C02, Class 2EB2, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 8/25/30	260,000	260

Connecticut Avenue Securities Trust
Series 2019-R05, Class 1M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 7/25/39 (8)	54,325	54

Connecticut Avenue Securities Trust
Series 2019-R06, Class 2M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 9/25/39 (8)	389,123	389

Connecticut Avenue Securities Trust
Series 2020-R02, Class 2M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.411%, 1/25/40 (8)	213,607	214

Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M USD LIBOR + 1.60%, 3.259%, 5/15/36 (8)	510,000	510

CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5
3.09%, 1/15/49	370,000	397

CSAIL Commercial Mortgage Trust
Series 2019-C16, Class A3
3.329%, 6/15/52	945,000	1,045

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A4
2.763%, 9/15/52	530,000	562

CSAIL Commercial Mortgage Trust
Series 2019-C17, Class AS
3.278%, 9/15/52	230,000	247

CSAIL Commercial Mortgage Trust
Series 2019-C17, Class B
3.48%, 9/15/52	270,000	290

DC Office Trust
Series 2019-MTC, Class D, ARM
3.174%, 9/15/45 (8)	430,000	445

Deephaven Residential Mortgage Trust
Series 2018-2A, Class A1, CMO, ARM
3.479%, 4/25/58 (8)	220,305	220

Deephaven Residential Mortgage Trust
Series 2018-3A, Class M1, CMO, ARM
4.357%, 8/25/58 (8)	195,000	198

Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (8)	305,534	309

Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (8)	350,465	353

FirstKey Mortgage Trust
Series 2014-1, Class B2, CMO, ARM
4.013%, 11/25/44 (8)	173,360	189

Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 2.508%, 3/25/50 (8)	220,000	220

FREMF Mortgage Trust
Series 2018-K73, Class B, ARM
3.853%, 2/25/51 (8)	555,000	607

FREMF Mortgage Trust
Series 2018-K731, Class B, ARM
3.932%, 2/25/25 (8)	605,000	644

FREMF Mortgage Trust
Series 2019-K100, Class B, ARM
3.49%, 11/25/52 (8)	600,000	632

FREMF Mortgage Trust
Series 2019-K92, Class B, ARM
4.194%, 5/25/52 (8)	195,000	218

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

FREMF Mortgage Trust
Series 2019-K98, Class B, ARM
3.862%, 10/25/52 (8)	280,000	301

Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (8)	233,334	238

Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM
4.00%, 10/25/58 (8)	251,507	258

Galton Funding Mortgage Trust
Series 2019-2, Class A42, CMO, ARM
3.50%, 6/25/59 (8)	217,410	218

Galton Funding Mortgage Trust
Series 2019-H1, Class A1, CMO, ARM
2.657%, 10/25/59 (8)	492,128	496

Galton Funding Mortgage Trust
Series 2019-H1, Class A3, CMO, ARM
2.964%, 10/25/59 (8)	450,066	454

Galton Funding Mortgage Trust
Series 2020-H1, Class A1, CMO, ARM
2.31%, 1/25/60 (8)	570,000	570

Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M USD LIBOR + 1.633%, 3.292%, 12/15/36 (8)	335,000	335

GS Mortgage Securities Trust
Series 2017-GS8, Class C, ARM
4.337%, 11/10/50	380,000	424

GS Mortgage Securities Trust
Series 2019-GC40, Class A4
3.16%, 7/10/52	840,000	920

GS Mortgage Securities Trust
Series 2019-GC42, Class A3
2.749%, 9/1/52	555,000	590

GS Mortgage Securities Trust
Series 2019-SOHO, Class C, ARM
1M USD LIBOR + 1.30%, 2.959%, 6/15/36 (8)	635,000	635

GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
2.462%, 7/25/44 (8)	60,280	60

GS Mortgage-Backed Securities Trust
Series 2019-PJ1, Class A8, CMO, ARM
4.00%, 8/25/49 (8)	375,000	392

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hilton Orlando Trust
Series 2018-ORL, Class A, ARM
1M USD LIBOR + 0.77%, 2.429%, 12/15/34 (8)	695,000	694

Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (8)	368,681	373

Homeward Opportunities Fund I Trust
Series 2019-1, Class A3, CMO, ARM
3.606%, 1/25/59 (8)	389,355	394

Homeward Opportunities Fund I Trust
Series 2019-2, Class A1, CMO, ARM
2.702%, 9/25/59 (8)	616,841	622

Homeward Opportunities Fund I Trust
Series 2019-3, Class A1, CMO, ARM
2.675%, 11/25/59 (8)	311,949	315

Homeward Opportunities Fund I Trust
Series 2019-3, Class A3, CMO, ARM
3.031%, 11/25/59 (8)	302,496	305

Hudson Yards Mortgage Trust
Series 2019-30HY, Class B, ARM
3.38%, 7/10/39 (8)	365,000	399

Hudson Yards Mortgage Trust
Series 2019-30HY, Class D, ARM
3.443%, 7/10/39 (8)	400,000	426

InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 0.70%, 2.359%, 1/15/33 (8)	230,000	230

JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class AS, ARM
4.243%, 4/15/47	350,000	380

JPMDB Commercial Mortgage Securities Trust
Series 2018-C8, Class C, ARM
4.744%, 6/15/51	310,000	351

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX
4.248%, 7/5/33 (8)	145,000	157

JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (8)	252,203	259

JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 5/25/50 (8)	376,070	386

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50 (8)	434,679	449

JPMorgan Mortgage Trust
Series 2020-INV1, Class A3, CMO, ARM
3.50%, 8/25/50 (8)	335,000	344

JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM
3.50%, 6/25/50 (8)	223,651	229

JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM
3.50%, 6/25/50 (8)	492,032	506

Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (8)	93,426	94

Mill City Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
3.25%, 5/25/62 (8)	396,900	412

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class 300A
3.749%, 8/15/31	225,000	240

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48	125,000	138

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47	320,000	353

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5
2.86%, 9/15/49	340,000	360

Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS, ARM
4.031%, 5/15/48	55,000	60

Morgan Stanley Capital I Trust
Series 2017-ASHF, Class B, ARM
1M USD LIBOR + 1.25%, 2.909%, 11/15/34 (8)	590,000	589

New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A1, CMO, ARM
3.675%, 1/25/49 (8)	376,921	380

New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A3, CMO, ARM
3.928%, 1/25/49 (8)	379,867	383

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, CMO, ARM
3.60%, 4/25/49 (8)	354,756	359

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A2, CMO, ARM
3.701%, 4/25/49 (8)	143,419	145

New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (8)	687,150	695

New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, CMO, ARM
2.464%, 1/26/60 (8)	386,925	389

OBX Trust
Series 2019-EXP2, Class 1A3, CMO, ARM
4.00%, 6/25/59 (8)	353,222	365

OBX Trust
Series 2019-EXP3, Class 1A8, CMO, ARM
3.50%, 10/25/59 (8)	254,026	259

OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 10/25/59 (8)	366,074	367

OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (8)	315,000	322

OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.75%, 2.42%, 2/25/60 (8)	125,000	125

Palisades Center Trust
Series 2016-PLSD, Class A
2.713%, 4/13/33 (8)	830,000	832

RETL
Series 2019-RVP, Class A, ARM
1M USD LIBOR + 1.15%, 2.809%, 3/15/36 (8)	178,028	178

Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, CMO, ARM
3.00%, 9/25/55 (8)	120,000	121

Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM
3.486%, 4/25/43	583,650	598

Sequoia Mortgage Trust
Series 2017-5, Class B1, CMO, ARM
3.85%, 8/25/47 (8)	230,087	246

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM
4.00%, 12/25/47 (8)	354,119	365

Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 2/25/48 (8)	106,678	109

Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (8)	317,644	328

Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (8)	308,181	315

SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (8)	372,325	375

SLIDE
Series 2018-FUN, Class E, ARM
1M USD LIBOR + 2.30%, 3.959%, 6/15/31 (8)	379,978	381

Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A1, CMO, ARM
4.121%, 10/25/48 (8)	532,596	544

Starwood Mortgage Residential Trust
Series 2019-1, Class A1, CMO, ARM
2.941%, 6/25/49 (8)	399,246	404

Starwood Mortgage Residential Trust
Series 2019-1, Class A2, CMO, ARM
3.146%, 6/25/49 (8)	329,989	334

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (8)	291,843	297

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A2, CMO, ARM
3.651%, 2/25/49 (8)	317,064	322

Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (8)	478,367	480

Structured Agency Credit Risk Debt Notes
Series 2014-HQ2, Class M2, CMO, ARM
1M USD LIBOR + 2.20%, 3.827%, 9/25/24	153,800	156

Structured Agency Credit Risk Debt Notes
Series 2015-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 2.60%, 4.227%, 12/25/27	69,535	70

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Structured Agency Credit Risk Debt Notes
Series 2015-DNA3, Class M2, CMO, ARM
1M USD LIBOR + 2.85%, 4.477%, 4/25/28	79,791	80

Structured Agency Credit Risk Debt Notes
Series 2015-HQ2, Class M2, CMO, ARM
1M USD LIBOR + 1.95%, 3.577%, 5/25/25	178,454	180

Structured Agency Credit Risk Debt Notes
Series 2016-DNA1, Class M2, CMO, ARM
1M USD LIBOR + 2.90%, 4.527%, 7/25/28	39,259	39

Structured Agency Credit Risk Debt Notes
Series 2016-DNA3, Class M2, CMO, ARM
1M USD LIBOR + 2.00%, 3.627%, 12/25/28	15,211	15

Structured Agency Credit Risk Debt Notes
Series 2016-HQA3, Class M2, CMO, ARM
1M USD LIBOR + 1.35%, 2.977%, 3/25/29	126,045	126

Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 2.827%, 7/25/29	231,550	232

Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 2.827%, 10/25/29	395,097	396

Structured Agency Credit Risk Debt Notes
Series 2017-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 2.827%, 8/25/29	13,804	14

Structured Agency Credit Risk Debt Notes
Series 2017-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.427%, 12/25/29	55,786	56

Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.45%, 2.077%, 7/25/30	44,986	45

Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M2AT, CMO, ARM
1M USD LIBOR + 1.05%, 2.677%, 7/25/30	520,000	518

Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.427%, 12/25/30 (8)	354,109	354

Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 9/25/48 (8)	66,136	66

Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2AS, CMO, ARM
1M USD LIBOR + 1.10%, 2.727%, 9/25/30	475,000	474

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 2.877%, 2/25/47 (8)	435,491	436

Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM
3.812%, 5/25/48 (8)	90,000	92

Structured Agency Credit Risk Debt Notes
Series 2018-SPI3, Class M2, CMO, ARM
4.15%, 8/25/48 (8)	485,000	499

Structured Agency Credit Risk Debt Notes
Series 2019-DNA4, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 2.327%, 10/25/49 (8)	288,632	288

Structured Agency Credit Risk Debt Notes
Series 2019-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 2/25/49 (8)	22,268	22

Structured Agency Credit Risk Debt Notes
Series 2019-HQA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 9/25/49 (8)	121,473	121

Structured Agency Credit Risk Debt Notes
Series 2019-HQA4, Class M1, CMO, ARM
1M USD LIBOR + 0.77%, 2.397%, 11/25/49 (8)	261,109	261

Structured Agency Credit Risk Debt Notes
Series 2020 DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.405%, 2/25/50 (8)	375,000	375

Towd Point Mortgage Trust
Series 2015-3, Class A1B, CMO, ARM
3.00%, 3/25/54 (8)	113,357	114

Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (8)	132,244	133

Towd Point Mortgage Trust
Series 2015-4, Class M1, CMO, ARM
3.75%, 4/25/55 (8)	575,000	607

Towd Point Mortgage Trust
Series 2015-5, Class A1B, CMO, ARM
2.75%, 5/25/55 (8)	91,792	92

Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (8)	121,783	123

Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (8)	179,459	182

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (8)	133,117	136

Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (8)	78,942	81

Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (8)	82,438	84

Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57 (8)	219,280	224

Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M USD LIBOR + 0.60%, 2.227%, 2/25/57 (8)	137,719	138

Towd Point Mortgage Trust
Series 2018-2, Class A1, CMO, ARM
3.25%, 3/25/58 (8)	980,522	1,017

Towd Point Mortgage Trust
Series 2018-SJ1, Class A1, CMO, ARM
4.00%, 10/25/58 (8)	300,895	305

Towd Point Mortgage Trust
Series 2019-1, Class A1, CMO, ARM
3.75%, 3/25/58 (8)	1,171,039	1,249

Verus Securitization Trust
Series 2018-2, Class A1, CMO, ARM
3.677%, 6/1/58 (8)	227,454	230

Verus Securitization Trust
Series 2018-INV1, Class A2, CMO, ARM
3.849%, 3/25/58 (8)	82,442	83

Verus Securitization Trust
Series 2018-INV2, Class A1FX, CMO, ARM
4.148%, 10/25/58 (8)	376,493	383

Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (8)	537,702	546

Verus Securitization Trust
Series 2019-2, Class A3, CMO, ARM
3.448%, 5/25/59 (8)	686,783	694

Verus Securitization Trust
Series 2019-3, Class A3, CMO, STEP
3.04%, 7/25/59 (8)	227,497	229

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (8)	388,153	391

Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (8)	243,207	246

Verus Securitization Trust
Series 2019-INV2, Class A2, CMO, ARM
3.117%, 7/25/59 (8)	481,921	487

Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (8)	749,038	754

Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class C, ARM
4.222%, 6/15/48	825,000	883

Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class C, ARM
4.056%, 4/15/50	275,000	290

Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class C, ARM
4.313%, 7/15/58	95,000	103

Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class AS
3.184%, 7/15/48	695,000	732

Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B
4.025%, 9/15/50	1,165,000	1,280

Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class B, ARM
4.188%, 11/15/50	471,000	524

Wells Fargo Commercial Mortgage Trust
Series 2019-C51, Class A4
3.311%, 6/15/52	940,000	1,040

Wells Fargo Commercial Mortgage Trust
Series 2019-C53, Class B, ARM
3.514%, 10/15/52	290,000	312

Wells Fargo Commercial Mortgage Trust
Series 2019-C54, Class B
3.671%, 12/15/52	200,000	219

Wells Fargo Commercial Mortgage Trust
Series 2019-C54, Class C
3.81%, 12/15/52	200,000	212

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class A, ARM
2.584%, 9/15/31 (8)	570,000	588
Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class B, ARM
2.786%, 9/15/31 (8)	170,000	174
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class B
3.139%, 2/15/53	615,000	651
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class B, ARM
4.723%, 3/15/47	103,000	113
WFRBS Commercial Mortgage Trust
Series 2014-C20, Class A4
3.723%, 5/15/47	220,000	235
WFRBS Commercial Mortgage Trust
Series 2014-C22, Class AS, ARM
4.069%, 9/15/57	430,000	467
Worldwide Plaza Trust
Series 2017-WWP, Class A
3.526%, 11/10/36 (8)	420,000	467
Total Non-U.S. Government Mortgage-Backed Securities (Cost $75,591)		77,784

U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 2.6%
U. S. Government Agency Obligations 1.7% (11)
Federal Home Loan Mortgage
2.50%, 4/1/30	257,594	266
3.00%, 12/1/42 - 4/1/43	1,448,364	1,526
3.50%, 8/1/42 - 3/1/46	2,223,122	2,375
4.00%, 8/1/40 - 12/1/41	1,058,548	1,148
4.50%, 6/1/39 - 10/1/41	753,011	830
5.00%, 1/1/24 - 8/1/40	291,735	325
6.00%, 8/1/21 - 8/1/38	185,113	212
6.50%, 11/1/29 - 7/1/35	36,888	41
7.00%, 10/1/25 - 6/1/32	6,971	8

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.748%, 3.742%, 2/1/37	35,155	37
12M USD LIBOR + 1.831%, 3.88%, 1/1/37	15,139	16
12M USD LIBOR + 1.75%, 3.927%, 2/1/35	48,835	51
12M USD LIBOR + 1.785%, 4.035%, 9/1/32	716	1
12M USD LIBOR + 1.725%, 4.475%, 7/1/35	5,586	6
Federal Home Loan Mortgage, UMBS, 3.00%, 11/1/34 - 9/1/49	278,492	294
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46	189,591	197
3.50%, 6/1/42 - 5/1/46	2,483,839	2,646
4.00%, 11/1/40	607,077	654
Federal National Mortgage Assn. , ARM, 12M USD LIBOR +
1.885%, 4.517%, 8/1/36	23,806	25
Federal National Mortgage Assn. , CMO, 4.00%, 6/25/44	422,139	440
Federal National Mortgage Assn. , CMO, IO, 6.50%, 2/25/32	5,019	1
Federal National Mortgage Assn. , UMBS
2.50%, 1/1/32 - 4/1/43	1,864,582	1,922
3.00%, 8/1/27 - 11/1/49	9,407,724	9,859
3.50%, 11/1/32 - 10/1/49	4,625,243	4,918
4.00%, 11/1/40 - 12/1/49	5,985,124	6,467
4.50%, 12/1/20 - 1/1/50	3,167,492	3,446
5.00%, 9/1/23 - 11/1/44	834,288	939
5.50%, 11/1/34 - 9/1/41	861,155	985
6.00%, 5/1/21 - 1/1/41	551,707	647
6.50%, 8/1/23 - 5/1/40	433,719	503
7.00%, 9/1/30 - 4/1/32	6,175	7
8.50%, 11/1/21	8	—
UMBS, TBA
3.00%, 3/1/50 (12)	200,000	206
4.50%, 3/1/50 (12)	355,000	379
		41,377
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
U. S. Government Obligations 0.9%
Government National Mortgage Assn.
3.00%, 9/15/42 - 1/20/50	3,933,928	4,094
3.50%, 7/20/42 - 1/20/49	4,547,442	4,801
4.00%, 2/20/41 - 9/20/49	4,536,375	4,781
4.50%, 11/20/39 - 7/20/49	2,245,136	2,412
5.00%, 7/20/39 - 7/20/48	1,789,788	1,968
5.50%, 10/20/32 - 3/20/49	933,281	1,020
6.00%, 8/20/34 - 12/20/38	377,895	434
6.50%, 4/15/27 - 2/15/29	3,863	5
7.00%, 9/20/27	1,687	2
7.50%, 1/15/30	3,636	4
8.00%, 9/15/22 - 10/20/25	890	—
Government National Mortgage Assn. , CMO, 3.00%, 11/20/47-
12/20/47	470,750	485
Government National Mortgage Assn. , CMO, ARM, 1M USD
LIBOR + 0.30%, 1.947%, 9/20/48	198,518	198
Government National Mortgage Assn. , CMO, IO
3.50%, 5/20/43	230,031	38
4.00%, 5/20/37 - 2/20/43	350,020	31
4.50%, 2/20/39 - 12/20/39	55,933	2
		20,275

Total U. S. Government & Agency Mortgage-Backed Securities (Cost $60,004)		61,652

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 2.2%
U. S. Treasury Obligations 2.2%
U. S. Treasury Bonds, 2.375%, 11/15/49	4,530,000	5,287
U. S. Treasury Bonds, 3.00%, 2/15/49	1,650,400	2,159
U. S. Treasury Notes, 1.375%, 10/15/22 (13)	15,285,000	15,478
U. S. Treasury Notes, 1.50%, 9/30/21	365,000	368
U. S. Treasury Notes, 1.50%, 11/30/21	4,355,000	4,397
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
U. S. Treasury Notes, 1.50%, 8/15/22	6,825,000	6,927
U. S. Treasury Notes, 1.50%, 9/15/22	4,880,000	4,956
U. S. Treasury Notes, 1.50%, 1/15/23	5,455,000	5,550
U. S. Treasury Notes, 1.625%, 11/15/22	2,620,000	2,672
U. S. Treasury Notes, 1.625%, 12/15/22	1,905,000	1,944
U. S. Treasury Notes, 1.75%, 6/30/22	325,000	331
U. S. Treasury Notes, 2.50%, 1/15/22	1,880,000	1,934
U. S. Treasury Notes, 2.50%, 2/15/22	1,000,000	1,031
		53,034

Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$51,350)		53,034

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.3%
CCCI Treasure, VR, 3.50% (9)(10)	210,000	210
CNAC HK Finbridge, 4.625%, 3/14/23	960,000	1,026
Equate Petrochemical, 4.25%, 11/3/26	795,000	859
KazMunayGas National, 4.75%, 4/19/27	700,000	776
Pertamina Persero, 6.45%, 5/30/44 (8)	765,000	1,022
Perusahaan Gas Negara, 5.125%, 5/16/24	705,000	775
Perusahaan Listrik Negara, 5.45%, 5/21/28 (8)	900,000	1,062
Saudi Arabian Oil, 3.50%, 4/16/29 (8)	550,000	585
Saudi Arabian Oil, 4.375%, 4/16/49 (8)	400,000	454
State Grid Overseas Investment, 2.75%, 5/4/22 (5)(8)	1,060,000	1,087
State Grid Overseas Investment, 3.75%, 5/2/23 (8)	465,000	496
Total Foreign Government Obligations & Municipalities (Cost $7,556)		8,352

BOND MUTUAL FUNDS 19.1%
T. Rowe Price Dynamic Global Bond Fund - I Class, 1.96%
(14)(15)	10,942,489	100,452
T. Rowe Price Inflation Protected Bond Fund - I Class, (0.55)%
(14)(15)	529	7
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
T. Rowe Price Institutional Emerging Markets Bond Fund,
4.38% (14)(15)	9,627,217	82,602
T. Rowe Price Institutional Floating Rate Fund, 4.33% (14)(15)	3,754,877	36,422
T. Rowe Price Institutional High Yield Fund, 4.28% (14)(15)	7,428,914	64,260
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
1.23% (14)(15)	11,125,145	112,586
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, (0.23)% (14)(15)	759,791	3,852
T. Rowe Price U. S. Treasury Long-Term Fund - I Class, 1.68%
(14)(15)	3,676,960	53,463
Total Bond Mutual Funds (Cost $448,707)		453,644

EQUITY MUTUAL FUNDS 5.9%
T. Rowe Price Institutional Emerging Markets Equity Fund (14)	2,812,065	109,783
T. Rowe Price Real Assets Fund - I Class (14)	2,847,737	29,759
Total Equity Mutual Funds (Cost $103,385)		139,542

PRIVATE INVESTMENT COMPANIES 5.4%
Blackstone Partners Offshore Fund (1)(4)	106,241	129,188
Total Private Investment Companies (Cost $108,207)		129,188

SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Treasury Reserve Fund, 1.58% (14)(16)	40,150,218	40,150
Total Short-Term Investments (Cost $40,150)		40,150

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.4%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.4%
Short-Term Funds 0.4%
T. Rowe Price Short-Term Fund, 1.71% (14)(16)	872,499	8,725
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		8,725
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.0%
Short-Term Funds 0.0%
T. Rowe Price Short-Term Fund, 1.71% (14)(16)	112,385	1,124
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		1,124
Total Securities Lending Collateral (Cost $9,849)		9,849

Total Investments in Securities 101.0%
(Cost $1,934,010)		$2,404,935
Other Assets Less Liabilities (1.0)%		(24,405)
Net Assets 100.0%		$2,380,530

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is pledged to cover or as collateral for written call options at February 29, 2020.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $5,152 and represents 0.2% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	All or a portion of this security is on loan at February 29, 2020.
(6)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U. S. tax purposes.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

(7)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(8)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $108,417 and represents 4.6% of net assets.
(9)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(10)	Perpetual security with no stated maturity date.
(11)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
UMBS, currently operate under a federal conservatorship.
(12)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $585 and represents 0.0% of net assets.
(13)	At February 29, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14)	Affiliated Companies
(15)	SEC 30-day yield
(16)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
ADR	American Depositary Receipts
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
AUD	Australian Dollar
CAD	Canadian Dollar
CDI	CHESS or CREST Depositary Interest
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CVA	Dutch Certificate (Certificaten Van Aandelen)
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
IO	Interest-only security for which the fund receives interest on notional principal
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PTT	Pass-Through Trust
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR	Swedish Depositary Receipts
SEK	Swedish Krona
SGD	Singapore Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA	To-Be-Announced
TWD	Taiwan Dollar
UMBS	Uniform Mortgage-Backed Securities
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.0)%
Exchange-Traded Options Written (0.0)%
Description	Contracts	Notional Amount	Value
S&P 500 Index, Call, 3/20/20 @ $3,250	374	110,488	(194)
Total Options Written (Premiums $(2,609))			$ (194)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

(Amounts In 000s, except Market Price)

SWAPS 0.1%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

BILATERAL SWAPS 0.0%

Credit Default Swaps, Protection Sold 0.0%

Bank of America, N. A. , Protection Sold (Relevant
Credit: Boeing, 8.75%, 8/15/21, $109.88*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/21	1,025	12	12	—

Barclays Bank, Protection Sold (Relevant Credit:
Cardinal Health, 4.63%, 12/15/20, $102.26*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/24	75	2	(1)	3

Barclays Bank, Protection Sold (Relevant Credit:
Devon Energy, 7.95%, 4/15/32, $146.95*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/24	40	(1)	—	(1)

Barclays Bank, Protection Sold (Relevant Credit:
General Electric, 2.70%, 10/9/22, $101.96*),
Receive 1.00% Monthly, Pay Upon credit default,
12/20/20	445	3	3	—

Barclays Bank, Protection Sold (Relevant Credit:
Kingdom of Saudi Arabia, 2.38%, 10/26/21,
$100.85*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	2,020	15	39	(24)

Barclays Bank, Protection Sold (Relevant Credit:
Republic of Chile, 3.88%, 8/5/20, $100.95*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/24	2,090	33	57	(24)

Barclays Bank, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$166.50*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	1,738	(3)	8	(11)

Barclays Bank, Protection Sold (Relevant Credit:
Republic of Indonesia, 3.70%, 1/8/22,
$103.22*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	600	1	3	(2)

Barclays Bank, Protection Sold (Relevant Credit:
Republic of Indonesia, 5.88%, 3/13/20,
$100.05*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	476	1	3	(2)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

(Amounts In 000s, except Market Price)

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

BNP Paribas, Protection Sold (Relevant Credit:
Cardinal Health, 4.63%, 12/15/20, $102.26*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/24	184	2	(4)	6

Citibank, Protection Sold (Relevant Credit: Devon
Energy, 7.95%, 4/15/32, $146.95*), Receive
1.00% Quarterly, Pay Upon credit default,
12/20/24	85	(1)	—	(1)

Citibank, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$166.50*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	5,550	(8)	24	(32)

Goldman Sachs, Protection Sold (Relevant
Credit: General Electric, 2.70%, 10/9/22,
$101.96*), Receive 1.00% Monthly, Pay Upon
credit default, 12/20/20	365	2	2	—

Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Indonesia, 3.70%, 1/8/22,
$103.22*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	200	—	1	(1)

Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Indonesia, 5.88%, 3/13/20,
$100.05*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	3,627	9	23	(14)

JPMorgan Chase, Protection Sold (Relevant
Credit: Barclays Bank, 2.65%, 1/11/21,
$100.78*), Receive 1.00% Quarterly, Pay Upon
credit default, 6/20/24 (EUR)	88	2	1	1

JPMorgan Chase, Protection Sold (Relevant
Credit: Cardinal Health, 4.63%, 12/15/20,
$102.26*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	38	—	(1)	1

Morgan Stanley, Protection Sold (Relevant
Credit: Cardinal Health, 4.63%, 12/15/20,
$102.26*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	101	2	(2)	4

Morgan Stanley, Protection Sold (Relevant
Credit: Devon Energy, 7.95%, 4/15/32,
$146.95*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	50	(1)	—	(1)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

(Amounts In 000s, except Market Price)

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

Morgan Stanley, Protection Sold (Relevant
Credit: Markit CMBX. NA. BBB-S12, 40 Year
Index), Receive 3.00% Monthly, Pay Upon credit
default, 8/17/61	955	(52)	(12)	(40)

Morgan Stanley, Protection Sold (Relevant
Credit: Republic of Colombia, 10.38%, 1/28/33,
$166.50*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	2,120	(4)	8	(12)

Morgan Stanley, Protection Sold (Relevant
Credit: Republic of Indonesia, 3.70%, 1/8/22,
$103.22*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	1,280	3	8	(5)

Morgan Stanley, Protection Sold (Relevant
Credit: Republic of Indonesia, 5.88%, 3/13/20,
$100.05*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	4,117	9	24	(15)

Total Bilateral Credit Default Swaps, Protection Sold			196	(170)

Total Bilateral Swaps			196	(170)

* Market price at February 29, 2020.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

(Amounts In 000s)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX. NA. HY-S33, 5 Year Index), Receive 5.00%
Quarterly, Pay Upon credit default, 12/20/24	4,034	246	301	(55)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S33, 5 Year Index), Receive 1.00%
Quarterly, Pay Upon credit default, 12/20/24	72,439	1,220	1,686	(466)
Total Centrally Cleared Credit Default Swaps, Protection Sold				(521)

Net payments (receipts) of variation margin to date				405

Variation margin receivable (payable) on centrally cleared
swaps				$ (116)

** Includes interest purchased or sold but not yet collected of $73.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

(Amounts In 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
Bank of America	4/23/20	ILS	930	USD	270	$ (1)
Bank of America	4/23/20	USD	867	ILS	2,990	2
Citibank	4/23/20	ILS	3,273	USD	952	(6)
Citibank	4/23/20	USD	578	ILS	1,993	2
Goldman Sachs	4/23/20	ILS	1,137	USD	330	(1)
HSBC Bank	4/23/20	ILS	1,406	USD	408	(2)
JPMorgan Chase	4/23/20	ILS	139	USD	40	—
Morgan Stanley	4/23/20	ILS	1,089	USD	317	(2)
Morgan Stanley	4/23/20	USD	867	ILS	2,990	3
State Street	5/22/20	USD	2,500	EUR	2,292	(42)
Net unrealized gain (loss) on open forward
currency exchange contracts						$ (47)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 77 MSCI EAFE Index contracts	3/20	(6,992)	$818
Short, 104 S&P 500 E-Mini Index contracts	3/20	(15,346)	(424)
Long, 47 U.S. Treasury Long Bonds contracts	6/20	8,002	294
Long, 446 U. S. Treasury Notes five year contracts	6/20	54,747	672
Long, 104 U. S. Treasury Notes ten year contracts	6/20	14,014	64
Long, 268 U. S. Treasury Notes two year contracts	6/20	58,512	358
Long, 126 Ultra U.S. Treasury Bonds contracts	6/20	26,145	1,168
Short, 397 Ultra U.S. Treasury Notes ten year
contracts	6/20	(59,637)	(1,199)
Net payments (receipts) of variation margin to date			(1,654)

Variation margin receivable (payable) on open futures contracts			$97

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Dynamic Global
Bond Fund - I Class	$—	$(3,362)	$1,925
T. Rowe Price Inflation Protected
Bond Fund - I Class	63	(10)	4
T. Rowe Price Institutional
Emerging Markets Bond Fund	(59)	1,284	3,267
T. Rowe Price Institutional
Emerging Markets Equity Fund	—	5,522	—
T. Rowe Price Institutional
Floating Rate Fund	(5)	(524)	1,074
T. Rowe Price Institutional High
Yield Fund	(47)	258	2,749
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class	1,509	3,297	1,544
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class	—	46	7
T. Rowe Price Real Assets Fund
- I Class	—	(1,138)	—
T. Rowe Price U. S. Treasury
Long-Term Fund - I Class	7,399	3,010	1,203
T. Rowe Price Short-Term Fund	—	—	—++
T. Rowe Price Treasury Reserve
Fund	—	—	491
Totals	$8,860#	$8,383	$12,264+

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

Affiliated Companies (Continued)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/19	Cost	Cost	2/29/20
T. Rowe Price Dynamic
Global Bond Fund - I Class $	95,397	$8,417	$—	$ 100,452
T. Rowe Price Inflation
Protected Bond Fund - I
Class	1,702	5	1,690	7
T. Rowe Price Institutional
Emerging Markets Bond
Fund	80,023	3,253	1,958	82,602
T. Rowe Price Institutional
Emerging Markets Equity
Fund	98,071	6,190	—	109,783
T. Rowe Price Institutional
Floating Rate Fund	23,965	13,236	255	36,422
T. Rowe Price Institutional
High Yield Fund	61,936	5,742	3,676	64,260
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class	106,744	5,524	2,979	112,586
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class	—	3,806	—	3,852
T. Rowe Price Real Assets
Fund - I Class	28,983	1,914	—	29,759
T. Rowe Price U. S. Treasury
Long-Term Fund - I Class	74,019	5,205	28,771	53,463
T. Rowe Price Short-Term
Fund	10,558	¤	¤	9,849
T. Rowe Price Treasury
Reserve Fund	35,173	¤	¤	40,150
				$ 643,185	^

#	Capital gain distributions from mutual funds represented $5,498 of the net realized gain
(loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $12,264 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $602,091.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Spectrum Moderate Allocation Fund (the fund), formerly the Personal Strategy Balanced Fund, is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Investments in private investment companies generally are categorized either in Level 2 or 3, depending on the significance of unobservable inputs. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$366,685	$—	$366,685
Bond Mutual Funds	453,644	—	—	453,644
Common Stocks	929,608	325,870	2,491	1,257,969
Convertible Preferred Stocks	—	5,247	2,661	7,908
Equity Mutual Funds	139,542	—	—	139,542
Private Investment Companies	—	—	129,188	129,188
Securities Lending Collateral	9,849	—	—	9,849
Short-Term Investments	40,150	—	—	40,150
Total Securities	1,572,793	697,802	134,340	2,404,935
Swaps	—	96	—	96
Forward Currency Exchange Contracts	—	7	—	7
Futures Contracts	97	—	—	97
Total	$1,572,890	$697,905	$134,340	$2,405,135
Liabilities
Options Written	$—	194	—	194
Swaps	—	186	—	186
Forward Currency Exchange Contracts	—	54	—	54
Total	$—	$434	$—	$434

1 Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities,
Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed
Securities, U.S. Government Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE SPECTRUM MODERATE ALLOCATION FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended February 29, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 29, 2020, totaled $6,775,000 for the period ended February 29, 2020.
During the period, transfers out of Level 3 were because observable market data became available for the security.

($000s)		Gain
	Beginning	(Loss)		Transfers	Ending
	Balance	During	Total	Out of	Balance
	6/1/19	Period	Purchases	Level 3	2/29/20
Investment in Securities
Common Stocks	$2,112	$168	$299	$(88)	$2,491
Convertible Preferred Stocks	1,546	417	698	–	2,661
Private Investment Companies	115,998	6,190	7,000	–	129,188
Total	$119,656	$6,775	$7,997	$(88)	$134,340

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments in Securities	Market	Valuation	Significant Unobservable Input(s)	Value or Range of	Weighted Average of	Impact to Valuation
	Value	Technique(s) +		Input(s)	Input(s) *	from an Increase in
	(000s)					Input**
Common Stock	$2,491	Recent comparable	Discount factor	0%	0%	Decrease
		transaction price(s)

		Market comparable	Enterprise value to sales multiple	3.9x - 14.5x	7.4x	Increase
			Discount for lack of marketability	10%	10%	Decrease
			Sales growth rate	35% - 70%	56%	Increase
			Gross profit growth rate	34%	34%	Increase
			EBIT growth rate	56%	56%	Increase
			Risk-free rate	4%	4%	Increase
			Volatility	23%	23%	Increase
			Enterprise value to gross profit multiple	7.8x - 18.4x	11.8x	Increase
			Enterprise value to EBIT multiple	15.7x - 19.9x	17.8x	Increase

Convertible Preferred Stocks	$2,661	Recent comparable	Discount factor	0%	0%	Decrease
		transaction price(s)
			Discount for lack of marketability	7%	7%	Decrease
		Market comparable	Enterprise value to sales multiple	2.8x - 14.5x	7.3x	Increase
			Discount for lack of marketability	10%	10%	Decrease
			Sales growth rate	12% - 70%	35%	Increase
			Gross profit growth rate	15% - 40%	32%	Increase
			Enterprise value to gross profit multiple	5.2x - 16.6x	10.5x	Increase

Private Investment	$129,188	Rollforward of Investee	Estimated return	1.16%	1.16%	Increase
Companies		NAV

*Unobservable inputs were weighted by the relative fair value of the instruments.

**Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

+ Valuation techniques may change in order to reflect management's judgment of current market participant assumptions.